UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2009

1.813046.105

LTB-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 65,000	$ 66,237
5.75% 9/8/11	844,000	894,150
5.875% 3/15/11	422,000	442,767
		1,403,154
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	543,409
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	665,000	688,442
6.375% 6/15/14	750,000	811,543
		1,499,985
Media - 1.5%
AOL Time Warner, Inc.:
6.75% 4/15/11	431,000	459,983
6.875% 5/1/12	368,000	408,056
Comcast Cable Communications, Inc. 6.75% 1/30/11	77,000	81,653
Comcast Corp.:
4.95% 6/15/16	283,000	295,490
5.5% 3/15/11	58,000	60,962
5.85% 1/15/10	144,000	144,821
COX Communications, Inc.:
4.625% 1/15/10	527,000	529,039
4.625% 6/1/13	674,000	710,935
6.25% 6/1/18 (d)	113,000	120,425
News America, Inc.:
4.75% 3/15/10	37,000	37,131
5.3% 12/15/14	132,000	145,487
6.9% 3/1/19	897,000	1,028,110
Time Warner Cable, Inc.:
5.4% 7/2/12	369,000	397,657
5.85% 5/1/17	996,000	1,061,740
6.2% 7/1/13	351,000	389,379
6.75% 7/1/18	1,114,000	1,243,559
8.75% 2/14/19	362,000	450,116
Time Warner, Inc. 5.875% 11/15/16	651,000	712,796
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.375% 9/15/14	$ 658,000	$ 685,896
6.125% 10/5/17	679,000	746,406
		9,709,641
Specialty Retail - 0.2%
Staples, Inc. 7.375% 10/1/12	1,301,000	1,431,289
TOTAL CONSUMER DISCRETIONARY		14,587,478
CONSUMER STAPLES - 1.9%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
3% 10/15/12 (d)	770,000	783,948
7.2% 1/15/14 (d)	1,000,000	1,148,510
Diageo Capital PLC 5.2% 1/30/13	157,000	170,636
FBG Finance Ltd. 5.125% 6/15/15 (d)	443,000	469,860
		2,572,954
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
0.6606% 6/1/10 (h)	346,000	346,137
6.036% 12/10/28	339,546	344,714
6.302% 6/1/37 (h)	2,597,000	2,233,420
		2,924,271
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (d)	106,000	116,220
General Mills, Inc.:
5.2% 3/17/15	650,000	714,164
5.65% 2/15/19	239,000	261,386
Kraft Foods, Inc.:
5.625% 11/1/11	1,424,000	1,522,843
6.125% 2/1/18	759,000	814,009
6.75% 2/19/14	82,000	92,311
		3,520,933
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	270,000	290,539
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18	$ 2,549,000	$ 3,153,898
Reynolds American, Inc. 6.75% 6/15/17	442,000	461,071
		3,614,969
TOTAL CONSUMER STAPLES		12,923,666
ENERGY - 4.2%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (d)	356,000	434,215
Halliburton Co. 6.15% 9/15/19	425,000	483,578
Transocean Ltd. 5.25% 3/15/13	523,000	564,339
Weatherford International Ltd.:
4.95% 10/15/13	263,000	279,324
5.15% 3/15/13	1,417,000	1,499,441
		3,260,897
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp. 5.95% 9/15/16	966,000	1,054,029
BW Group Ltd. 6.625% 6/28/17 (d)	446,000	381,330
Canadian Natural Resources Ltd.:
5.15% 2/1/13	679,000	731,280
5.7% 5/15/17	175,000	188,956
Cenovus Energy, Inc. 5.7% 10/15/19 (d)	650,000	689,160
ConocoPhillips 4.75% 2/1/14	159,000	172,788
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	14,520	14,500
Duke Capital LLC 6.25% 2/15/13	151,000	164,724
Duke Energy Field Services:
5.375% 10/15/15 (d)	184,000	183,704
6.875% 2/1/11	422,000	442,647
7.875% 8/16/10	191,000	199,565
El Paso Natural Gas Co. 5.95% 4/15/17	141,000	148,265
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	177,000	194,310
Enbridge Energy Partners LP:
5.875% 12/15/16	273,000	288,487
6.5% 4/15/18	358,000	400,789
EnCana Corp. 6.3% 11/1/11	151,000	163,655
EnCana Holdings Finance Corp. 5.8% 5/1/14	436,000	481,786
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	747,685
5.6% 10/15/14	295,000	320,972
5.65% 4/1/13	105,000	112,938
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP: - continued
5.9% 4/15/13	$ 489,000	$ 528,864
6.65% 4/15/18	441,000	488,632
Gazstream SA 5.625% 7/22/13 (d)	901,826	919,862
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	583,000	623,385
Lukoil International Finance BV 6.656% 6/7/22 (d)	246,000	229,395
Midcontinent Express Pipel LLC 5.45% 9/15/14 (d)	800,000	819,868
Nexen, Inc.:
5.05% 11/20/13	634,000	661,570
5.2% 3/10/15	137,000	144,360
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,138,000	1,253,002
Pemex Project Funding Master Trust 1.599% 6/15/10 (d)(h)	188,000	188,000
Petro-Canada 6.05% 5/15/18	326,000	354,236
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	700,000	713,125
7.875% 3/15/19	620,000	722,114
Petroleum Export Ltd. 4.633% 6/15/10 (d)	3,667	3,621
Plains All American Pipeline LP:
4.25% 9/1/12	1,000,000	1,043,453
5.75% 1/15/20	962,000	999,363
7.75% 10/15/12	356,000	405,336
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	405,900	446,493
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	329,000	340,515
5.832% 9/30/16 (d)	270,000	288,676
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	411,000	450,444
Source Gas LLC 5.9% 4/1/17 (d)	535,000	481,410
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	888,589
Spectra Energy Capital, LLC 5.65% 3/1/20	717,000	746,931
Suncor Energy, Inc. 6.1% 6/1/18	916,000	1,003,553
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,198,775
TransCanada PipeLines Ltd. 6.35% 5/15/67 (h)	358,000	334,980
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	442,170
XTO Energy, Inc.:
5% 1/31/15	264,000	282,006
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16	$ 181,000	$ 193,187
5.9% 8/1/12	672,000	734,844
		25,012,329
TOTAL ENERGY		28,273,226
FINANCIALS - 18.2%
Capital Markets - 2.9%
Bear Stearns Companies, Inc.:
0.4231% 10/22/10 (h)	353,000	353,150
4.245% 1/7/10	224,000	224,366
4.5% 10/28/10	277,000	286,553
5.3% 10/30/15	177,000	193,701
5.35% 2/1/12	65,000	69,699
6.95% 8/10/12	204,000	229,243
BlackRock, Inc. 6.25% 9/15/17	1,105,000	1,221,750
Goldman Sachs Group, Inc.:
5.45% 11/1/12	569,000	618,971
5.95% 1/18/18	1,602,000	1,714,039
6.15% 4/1/18	298,000	321,647
6.6% 1/15/12	330,000	361,028
6.875% 1/15/11	47,000	49,853
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	489,000	488,212
6.5% 6/15/12	630,000	636,801
Lazard Group LLC:
6.85% 6/15/17	580,000	594,853
7.125% 5/15/15	208,000	217,139
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,578,000	1,658,027
6.875% 4/25/18	618,000	662,885
Morgan Stanley:
0.5344% 1/9/12 (h)	844,000	826,782
0.5844% 1/9/14 (h)	825,000	779,623
4.75% 4/1/14	120,000	122,105
5.05% 1/21/11	460,000	476,394
5.45% 1/9/17	200,000	205,489
5.625% 9/23/19	600,000	607,699
5.95% 12/28/17	383,000	402,590
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6% 5/13/14	$ 570,000	$ 621,131
6.6% 4/1/12	863,000	942,731
6.75% 4/15/11	126,000	134,395
7.3% 5/13/19	603,000	679,713
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	1,200,000	1,238,176
State Street Corp. 4.3% 5/30/14	120,000	127,495
The Bank of New York, Inc.:
4.95% 1/14/11	5,000	5,223
4.95% 11/1/12	583,000	636,839
UBS AG Stamford Branch 5.75% 4/25/18	1,684,000	1,740,471
		19,448,773
Commercial Banks - 5.4%
American Express Bank FSB 5.5% 4/16/13	2,014,000	2,160,919
American Express Centurion Bank 5.2% 11/26/10	37,000	38,318
ANZ National International Ltd. 6.2% 7/19/13 (d)	221,000	243,322
Bank One Corp.:
5.25% 1/30/13	140,000	149,883
7.875% 8/1/10	114,000	119,485
Barclays Bank PLC 2.5% 1/23/13	1,680,000	1,685,210
BB&T Corp. 6.5% 8/1/11	187,000	199,540
Chase Manhattan Corp. 7.875% 6/15/10	257,000	266,426
Commonwealth Bank of Australia:
2.9% 9/17/14 (d)	3,000,000	3,060,450
3.75% 10/15/14 (d)	1,640,000	1,679,859
Credit Suisse First Boston 6% 2/15/18	1,543,000	1,650,468
Credit Suisse First Boston New York Branch 5% 5/15/13	1,026,000	1,108,012
Credit Suisse New York Branch 5.5% 5/1/14	410,000	449,750
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (d)(h)	845,580	794,845
Export-Import Bank of Korea:
5.125% 2/14/11	441,000	455,311
5.25% 2/10/14 (d)	114,000	120,308
5.5% 10/17/12	340,000	364,018
Fifth Third Bancorp 4.5% 6/1/18	19,000	15,622
HBOS PLC 6.75% 5/21/18 (d)	509,000	473,305
HSBC Holdings PLC 0.4841% 10/6/16 (h)	130,000	123,752
JPMorgan Chase Bank 6% 10/1/17	422,000	452,147
KeyBank NA 7% 2/1/11	169,000	176,339
Korea Development Bank 4.625% 9/16/10	369,000	376,779
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (d)(h)	$ 82,159	$ 75,368
National Australia Bank Ltd. 2.35% 11/16/12 (d)	1,783,000	1,798,088
National City Bank, Cleveland 4.5% 3/15/10	614,000	619,503
PNC Funding Corp.:
0.4206% 1/31/12 (h)	979,000	951,613
4.5% 3/10/10	58,000	58,451
Rabobank Nederland NV 2.65% 8/17/12 (d)	4,040,000	4,142,850
Santander Issuances SA Unipersonal:
0.6519% 6/20/16 (d)(h)	129,255	119,245
5.805% 6/20/16 (d)(h)	734,000	675,280
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	2,245,000	2,285,430
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	442,000	426,574
Union Planters Corp. 7.75% 3/1/11	91,000	90,648
UnionBanCal Corp. 5.25% 12/16/13	100,000	104,028
Wachovia Bank NA 4.875% 2/1/15	283,000	292,700
Wachovia Corp.:
0.4134% 4/23/12 (h)	90,000	88,065
0.4144% 10/15/11 (h)	622,000	614,265
5.625% 10/15/16	513,000	538,054
Wells Fargo & Co.:
3.75% 10/1/14	5,200,000	5,242,780
4.2% 1/15/10	460,000	461,794
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	110,000	114,116
Westpac Banking Corp. 2.25% 11/19/12	1,670,000	1,682,755
		36,545,675
Consumer Finance - 2.0%
American General Finance Corp. 6.9% 12/15/17	720,000	505,402
Capital One Bank USA NA 8.8% 7/15/19	475,000	562,539
Capital One Financial Corp.:
5.7% 9/15/11	366,000	386,788
7.375% 5/23/14	540,000	619,387
Discover Financial Services:
0.8297% 6/11/10 (h)	694,000	686,694
6.45% 6/12/17	345,000	331,267
General Electric Capital Corp.:
3.5% 8/13/12	2,000,000	2,059,252
5.9% 5/13/14	4,735,000	5,193,211
6.375% 11/15/67 (h)	1,275,000	1,048,688
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
6.375% 10/15/11	$ 341,000	$ 364,679
7% 5/15/12	70,000	76,853
HSBC Finance Corp.:
5.25% 1/14/11	306,000	316,167
5.25% 1/15/14	212,000	224,472
MBNA Corp. 7.5% 3/15/12	324,000	356,625
Nelnet, Inc. 7.4% 9/29/36 (h)	113,000	82,340
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	706,000	705,543
ORIX Corp. 5.48% 11/22/11	58,000	58,572
SLM Corp.:
0.499% 3/15/11 (h)	17,000	15,625
0.5122% 10/25/11 (h)	354,000	312,694
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	79,238	82,457
		13,989,255
Diversified Financial Services - 2.9%
Bank of America Corp. 7.4% 1/15/11	1,308,000	1,379,253
BB&T Corp. 3.375% 9/25/13	750,000	763,602
BP Capital Markets PLC 1.55% 8/11/11	350,000	355,195
Citigroup, Inc.:
0.3613% 5/18/11 (h)	424,000	417,074
5.3% 10/17/12	1,594,000	1,671,735
6.5% 1/18/11	225,000	235,026
6.5% 8/19/13	2,729,000	2,909,848
CME Group, Inc. 5.75% 2/15/14	76,000	84,577
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(h)	412,000	189,520
International Lease Finance Corp.:
5.4% 2/15/12	433,000	369,226
5.65% 6/1/14	1,519,000	1,157,145
6.375% 3/25/13	227,000	182,732
6.625% 11/15/13	411,000	331,739
JPMorgan Chase & Co.:
4.891% 9/1/15 (h)	542,000	541,309
5.75% 1/2/13	334,000	362,120
6.75% 2/1/11	65,000	68,997
Kreditanstalt fuer Wiederaufbau 3.5% 5/16/13	2,300,000	2,432,213
New York Life Global Fund 2.25% 12/14/12 (d)	650,000	656,316
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	164,000	125,968
5.35% 4/15/12 (d)	101,000	91,334
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.: - continued
5.5% 1/15/14 (d)	$ 128,000	$ 107,136
5.7% 4/15/17 (d)	256,000	191,795
TECO Finance, Inc. 7% 5/1/12	1,125,000	1,217,869
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	54,000	55,890
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	489,793
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	944,562
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(h)	344,000	304,440
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	1,008,000	871,920
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	527,000	425,716
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	805,000	641,988
		19,576,038
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14	526,000	590,722
Assurant, Inc.:
5.625% 2/15/14	289,000	302,438
6.75% 2/15/34	297,000	254,826
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	86,731
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	225,000	182,250
Jackson National Life Global Funding 5.375% 5/8/13 (d)	114,000	116,751
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	90,000	73,367
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (d)(h)	1,474,000	1,448,352
MetLife, Inc.:
5% 6/15/15	175,000	187,944
6.125% 12/1/11	177,000	192,002
6.75% 6/1/16	550,000	631,802
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	498,000	507,931
5.125% 4/10/13 (d)	113,000	121,215
5.125% 6/10/14 (d)	483,000	518,633
Monumental Global Funding II 5.65% 7/14/11 (d)	274,000	281,121
Monumental Global Funding III 5.5% 4/22/13 (d)	332,000	348,618
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,141,000	1,211,904
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (d)	428,000	368,297
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	659,710
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.15% 1/15/13	$ 327,000	$ 345,740
5.4% 6/13/35	68,000	59,348
5.5% 3/15/16	64,000	66,139
6.2% 1/15/15	90,000	96,968
8.875% 6/15/68 (h)	448,000	461,440
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	505,000	436,075
Symetra Financial Corp. 6.125% 4/1/16 (d)	782,000	714,259
The Chubb Corp. 5.75% 5/15/18	311,000	344,497
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	189,000	193,758
Unum Group 7.125% 9/30/16	650,000	683,669
		11,486,507
Real Estate Investment Trusts - 2.0%
AMB Property LP 5.9% 8/15/13	389,000	402,918
Arden Realty LP 5.2% 9/1/11	256,000	266,860
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	56,728
5.5% 1/15/12	196,000	206,756
6.625% 9/15/11	22,000	23,486
Brandywine Operating Partnership LP:
5.625% 12/15/10	718,000	729,571
5.7% 5/1/17	361,000	327,332
5.75% 4/1/12	327,000	336,713
Camden Property Trust:
4.375% 1/15/10	223,000	223,637
5.375% 12/15/13	99,000	101,900
5.875% 11/30/12	447,000	472,344
Colonial Properties Trust 4.8% 4/1/11	1,000	975
CPG Partners LP 6% 1/15/13	154,000	162,550
Developers Diversified Realty Corp.:
4.625% 8/1/10	597,000	591,173
5% 5/3/10	338,000	336,430
5.25% 4/15/11	367,000	362,697
5.375% 10/15/12	194,000	184,934
Duke Realty LP:
4.625% 5/15/13	103,000	101,032
5.25% 1/15/10	111,000	111,316
5.4% 8/15/14	481,000	478,317
5.625% 8/15/11	498,000	512,816
5.875% 8/15/12	85,000	88,020
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 98,000	$ 94,372
6.25% 5/15/13	1,162,000	1,204,377
6.5% 1/15/18	641,000	626,120
Equity One, Inc.:
6% 9/15/17	129,000	118,977
6.25% 1/15/17	74,000	69,365
Federal Realty Investment Trust:
5.4% 12/1/13	83,000	85,611
6% 7/15/12	442,000	464,260
6.2% 1/15/17	94,000	93,714
HRPT Properties Trust:
5.75% 11/1/15	134,000	128,363
6.25% 6/15/17	186,000	173,918
6.65% 1/15/18	93,000	88,234
Liberty Property LP:
5.125% 3/2/15	128,000	123,110
5.5% 12/15/16	224,000	213,225
6.625% 10/1/17	551,000	550,824
Mack-Cali Realty LP:
5.05% 4/15/10	126,000	126,506
7.75% 2/15/11	205,000	213,794
Reckson Operating Partnership LP 5.15% 1/15/11	8,000	7,975
Simon Property Group LP:
4.6% 6/15/10	166,000	168,328
4.875% 8/15/10	102,000	104,326
5% 3/1/12	98,000	102,556
5.3% 5/30/13	12,000	12,600
5.375% 6/1/11	94,000	98,335
5.6% 9/1/11	410,000	431,970
5.75% 5/1/12	191,000	203,789
7.75% 1/20/11	124,000	130,179
Tanger Properties LP 6.15% 11/15/15	4,000	4,038
UDR, Inc. 5.5% 4/1/14	1,102,000	1,123,055
Washington (REIT) 5.95% 6/15/11	549,000	561,977
		13,402,403
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	240,000	243,334
5.5% 10/1/12	384,000	406,942
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.75% 6/15/17	$ 853,000	$ 874,113
Post Apartment Homes LP:
5.45% 6/1/12	205,000	205,470
6.3% 6/1/13	362,000	365,457
Regency Centers LP:
4.95% 4/15/14	92,000	88,874
5.25% 8/1/15	322,000	317,024
5.875% 6/15/17	160,000	153,312
		2,654,526
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
4.9% 5/1/13	669,000	699,286
5.65% 5/1/18	1,125,000	1,133,799
7.375% 5/15/14	969,000	1,087,729
Countrywide Financial Corp. 5.8% 6/7/12	440,000	470,441
Countrywide Home Loans, Inc. 4% 3/22/11	717,000	732,446
Independence Community Bank Corp.:
2.1097% 4/1/14 (h)	801,000	775,739
4.9% 9/23/10	256,000	263,007
US Central Federal Credit Union 1.9% 10/19/12	990,000	1,003,523
		6,165,970
TOTAL FINANCIALS		123,269,147
HEALTH CARE - 0.6%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	446,000	497,117
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	245,195
6.3% 8/15/14	546,000	538,110
Express Scripts, Inc.:
5.25% 6/15/12	505,000	541,676
6.25% 6/15/14	299,000	331,733
7.25% 6/15/19	194,000	228,388
		1,885,102
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	348,000	374,901
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis Capital Corp. 4.125% 2/10/14	$ 442,000	$ 473,713
Roche Holdings, Inc. 5% 3/1/14 (d)	897,000	980,683
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	145,000	157,149
		1,986,446
TOTAL HEALTH CARE		4,368,665
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	398,000	404,544
6.4% 12/15/11 (d)	151,000	162,005
Bombardier, Inc. 6.3% 5/1/14 (d)	1,181,000	1,139,665
		1,706,214
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	56,245	55,682
Continental Airlines, Inc.:
6.648% 3/15/19	448,920	426,474
6.795% 2/2/20	39,417	35,278
6.82% 5/1/18	33,503	31,409
6.9% 7/2/19	129,386	124,211
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	55,147	52,183
7.57% 11/18/10	2,456,000	2,468,280
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	329,172	278,151
8.36% 7/20/20	221,150	192,401
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	40,122	40,122
7.186% 10/1/12	100,041	100,041
		3,804,232
Building Products - 0.1%
Masco Corp. 0.5997% 3/12/10 (h)	425,444	422,835
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	435,000	451,414
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Covidien International Finance SA: - continued
5.45% 10/15/12	$ 106,000	$ 117,158
6% 10/15/17	442,000	494,773
		1,063,345
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	92,000	96,449
TOTAL INDUSTRIALS		7,093,075
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	445,000	475,766
6% 10/1/12	585,000	628,869
6.55% 10/1/17	356,000	379,693
		1,484,328
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	241,000	255,401
Semiconductors & Semiconductor Equipment - 0.1%
National Semiconductor Corp. 0.549% 6/15/10 (h)	265,429	261,865
TOTAL INFORMATION TECHNOLOGY		2,001,594
MATERIALS - 1.6%
Chemicals - 0.7%
Dow Chemical Co.:
4.85% 8/15/12	1,265,000	1,337,152
7.6% 5/15/14	1,108,000	1,257,983
8.55% 5/15/19	769,000	908,846
E.I. du Pont de Nemours & Co. 3.25% 1/15/15	660,000	670,940
Lubrizol Corp. 8.875% 2/1/19	140,000	176,519
		4,351,440
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	277,000	291,410
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	259,000	276,877
6.4% 1/15/18	264,000	283,092
		559,969
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.8%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	$ 459,000	$ 550,303
9.375% 4/8/19 (d)	630,000	803,765
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	298,000	321,599
5.5% 4/1/14	709,000	789,133
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	302,000	338,807
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	493,000	541,112
6.5% 7/15/18	939,000	1,040,654
8.95% 5/1/14	536,000	644,548
Vale Overseas Ltd. 6.25% 1/23/17	350,000	374,864
		5,404,785
TOTAL MATERIALS		10,607,604
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	456,573
AT&T, Inc. 6.7% 11/15/13	177,000	202,954
British Telecommunications PLC 9.125% 12/15/10 (c)	512,000	549,575
CenturyTel, Inc. 6.15% 9/15/19	592,000	609,424
Deutsche Telekom International Financial BV 5.25% 7/22/13	370,000	399,708
France Telecom SA 7.75% 3/1/11 (c)	143,000	154,369
SBC Communications, Inc.:
5.1% 9/15/14	328,000	357,153
5.875% 2/1/12	412,000	447,263
5.875% 8/15/12	148,000	163,189
Sprint Capital Corp. 7.625% 1/30/11	43,000	43,430
Telecom Italia Capital SA:
4% 1/15/10	803,000	805,697
4.875% 10/1/10	173,000	177,873
4.95% 9/30/14	484,000	511,012
5.25% 10/1/15	395,000	415,677
6.999% 6/4/18	271,000	302,170
Telefonica Emisiones SAU:
0.6094% 2/4/13 (h)	363,000	356,144
6.421% 6/20/16	234,000	265,321
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 4.75% 1/27/10	$ 937,000	$ 941,685
Verizon Global Funding Corp. 7.25% 12/1/10	414,000	439,810
Verizon New England, Inc. 6.5% 9/15/11	158,000	170,137
Verizon New York, Inc. 6.875% 4/1/12	888,000	976,915
		8,746,079
Wireless Telecommunication Services - 0.3%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14 (d)	586,000	604,935
Sprint Nextel Corp. 6% 12/1/16	172,000	148,350
Verizon Wireless Capital LLC 5.55% 2/1/14	358,000	394,537
Vodafone Group PLC:
5% 12/16/13	346,000	373,813
5.5% 6/15/11	597,000	633,183
		2,154,818
TOTAL TELECOMMUNICATION SERVICES		10,900,897
UTILITIES - 3.3%
Electric Utilities - 1.8%
AmerenUE 6.4% 6/15/17	451,000	500,638
Cleveland Electric Illuminating Co. 5.65% 12/15/13	621,000	667,037
Commonwealth Edison Co. 5.4% 12/15/11	958,000	1,029,200
EDP Finance BV:
5.375% 11/2/12 (d)	301,000	329,136
6% 2/2/18 (d)	525,000	579,364
Enel Finance International SA 5.7% 1/15/13 (d)	168,000	183,458
Entergy Corp. 7.75% 12/15/09 (d)	269,000	269,052
Exelon Corp. 4.9% 6/15/15	483,000	510,369
FirstEnergy Corp. 6.45% 11/15/11	20,000	21,647
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (d)	160,000	166,282
6.05% 8/15/21 (d)	372,000	389,413
Illinois Power Co. 6.125% 11/15/17	62,000	67,370
Mid-American Energy Co. 5.65% 7/15/12	50,000	54,894
Nevada Power Co.:
6.5% 5/15/18	2,962,000	3,275,599
6.5% 8/1/18	237,000	262,584
Oncor Electric Delivery Co. 6.375% 5/1/12	412,000	449,595
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	546,000	596,420
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	123,804
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.:
4% 5/15/10	$ 337,000	$ 340,894
6.45% 8/15/12	563,000	609,890
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	900,000	780,750
Progress Energy, Inc. 7.1% 3/1/11	511,000	544,378
Sierra Pacific Power Co. 5.45% 9/1/13	235,000	252,596
West Penn Power Co. 5.95% 12/15/17 (d)	47,000	50,080
		12,054,450
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	67,000	70,442
Texas Eastern Transmission Corp. 7.3% 12/1/10	638,000	671,861
		742,303
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc. 7% 4/1/12	977,000	1,069,886
Duke Capital LLC 5.668% 8/15/14	310,000	333,520
Exelon Generation Co. LLC:
5.2% 10/1/19	1,000,000	1,034,864
5.35% 1/15/14	231,000	248,564
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,641,128
PSEG Power LLC 7.75% 4/15/11	108,000	116,607
		4,444,569
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	20,000	21,006
7.5% 9/1/10	25,000	26,257
Dominion Resources, Inc.:
4.75% 12/15/10	593,000	614,758
6.3% 9/30/66 (h)	726,000	638,880
7.5% 6/30/66 (h)	636,000	626,460
DTE Energy Co. 7.05% 6/1/11	315,000	335,814
KeySpan Corp. 7.625% 11/15/10	86,000	91,234
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	441,000	486,421
National Grid PLC 6.3% 8/1/16	223,000	246,527
NiSource Finance Corp.:
5.25% 9/15/17	402,000	393,936
5.4% 7/15/14	203,000	212,390
5.45% 9/15/20	43,000	41,831
6.4% 3/15/18	200,000	209,100
7.875% 11/15/10	229,000	240,891
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 931,000	$ 821,608
WPS Resources Corp. 6.11% 12/1/66 (h)	133,000	111,055
		5,118,168
TOTAL UTILITIES		22,359,490
TOTAL NONCONVERTIBLE BONDS (Cost $216,628,857)		236,384,842
U.S. Government and Government Agency Obligations - 27.1%

Other Government Related - 0.9%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (e)	520,000	531,518
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	1,600,000	1,622,952
2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,750,380
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	2,010,000	2,046,550
TOTAL OTHER GOVERNMENT RELATED		5,951,400
U.S. Government Agency Obligations - 6.1%
Fannie Mae:
2.5% 5/15/14	9,250,000	9,446,183
4.375% 7/17/13	3,637,000	3,967,254
5% 2/16/12	19,286,000	20,991,056
Federal Home Loan Bank:
1% 12/28/11	1,670,000	1,676,391
1.625% 11/21/12	3,725,000	3,758,320
1.75% 8/22/12	1,250,000	1,268,954
Freddie Mac 2.125% 3/23/12	154,000	157,814
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		41,265,972
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18	$ 9,714,550	$ 10,038,152
2.625% 7/15/17	7,815,150	8,820,269
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		18,858,421
U.S. Treasury Obligations - 17.3%
U.S. Treasury Notes:
1.375% 11/15/12	1,005,000	1,012,851
1.75% 3/31/14	550,000	550,945
2.375% 9/30/14 (f)	50,500,000	51,553,427
2.625% 7/31/14	10,000,000	10,346,880
3% 8/31/16	7,384,000	7,573,215
3.25% 5/31/16	1,440,000	1,503,900
3.375% 11/15/19	8,000,000	8,123,760
3.75% 11/15/18	15,850,000	16,633,830
4% 8/15/18	18,750,000	20,080,088
TOTAL U.S. TREASURY OBLIGATIONS		117,378,896
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $178,907,888)		183,454,689
U.S. Government Agency - Mortgage Securities - 6.1%

Fannie Mae - 5.0%
2.756% 10/1/33 (h)	25,354	26,113
2.783% 2/1/33 (h)	67,410	69,266
2.788% 7/1/34 (h)	138,738	143,803
2.804% 7/1/35 (h)	300,235	312,760
2.871% 6/1/34 (h)	304,166	315,822
2.998% 4/1/36 (h)	1,995,074	2,035,805
3.026% 7/1/35 (h)	29,230	30,051
3.046% 3/1/35 (h)	14,599	15,091
3.071% 10/1/33 (h)	71,245	74,262
3.133% 1/1/35 (h)	933,203	954,059
3.147% 10/1/35 (h)	156,459	162,173
3.179% 12/1/34 (h)	100,577	103,329
3.253% 3/1/35 (h)	40,466	41,622
3.264% 9/1/34 (h)	636,204	656,621
3.273% 7/1/35 (h)	213,516	221,599
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.276% 10/1/33 (h)	$ 70,809	$ 72,761
3.358% 7/1/34 (h)	34,973	36,101
3.378% 7/1/35 (h)	258,631	267,629
3.724% 9/1/39 (h)	199,106	206,249
3.746% 11/1/36 (h)	476,599	496,146
3.802% 10/1/39 (h)	523,213	542,978
3.891% 5/1/35 (h)	152,538	157,906
3.961% 11/1/36 (h)	447,530	464,146
3.964% 7/1/34 (h)	1,558,833	1,612,925
3.981% 4/1/35 (h)	1,293,054	1,344,273
4% 8/1/18	1,452,308	1,522,496
4.069% 3/1/34 (h)	67,551	69,673
4.271% 12/1/33 (h)	2,369,213	2,444,106
4.291% 6/1/36 (h)	80,853	83,985
4.299% 3/1/33 (h)	28,280	29,290
4.433% 3/1/35 (h)	107,538	111,216
4.457% 3/1/35 (h)	235,183	241,808
4.5% 6/1/18 to 3/1/35	4,151,001	4,381,384
4.521% 2/1/34 (h)	19,923	20,638
4.522% 7/1/35 (h)	1,999,540	2,051,346
4.542% 9/1/35 (h)	1,331,931	1,382,793
4.546% 7/1/35 (h)	349,670	362,290
4.66% 2/1/35 (h)	1,747,642	1,801,622
5.185% 3/1/35 (h)	45,414	46,442
5.198% 5/1/35 (h)	936,594	965,632
5.569% 7/1/37 (h)	198,231	206,513
5.976% 4/1/36 (h)	147,380	154,374
6% 5/1/16 to 4/1/17	344,907	373,350
6.306% 4/1/36 (h)	168,279	178,271
6.5% 12/1/13 to 3/1/35	4,784,488	5,202,855
7% 11/1/11 to 6/1/33	1,072,182	1,186,334
7.5% 8/1/17 to 3/1/28	363,887	403,011
8.5% 5/1/21 to 9/1/25	57,915	65,035
9.5% 2/1/25	9,731	10,733
10.5% 8/1/20	13,446	15,945
11% 8/1/15	1,993	2,030
12.5% 12/1/13 to 4/1/15	6,951	8,161
TOTAL FANNIE MAE		33,684,823
Freddie Mac - 1.1%
3.155% 2/1/34 (h)	78,147	80,703
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.471% 3/1/35 (h)	$ 213,402	$ 219,671
3.862% 1/1/35 (h)	145,146	149,307
4.031% 6/1/35 (h)	115,152	119,826
4.46% 5/1/35 (h)	727,581	753,184
5% 3/1/19	3,655,422	3,919,473
5.149% 4/1/35 (h)	546,479	564,226
5.227% 3/1/33 (h)	13,625	14,151
5.324% 1/1/34 (h)	483,195	495,953
5.515% 1/1/36 (h)	598,395	629,208
5.692% 10/1/35 (h)	141,889	150,314
8.5% 9/1/24 to 8/1/27	52,956	60,059
11.5% 10/1/15	3,361	3,820
TOTAL FREDDIE MAC		7,159,895
Government National Mortgage Association - 0.0%
7% 7/15/28 to 11/15/28	232,983	256,509
7.5% 2/15/28 to 10/15/28	4,724	5,214
8% 6/15/24 to 10/15/24	5,068	5,621
8.5% 5/15/17 to 10/15/21	67,856	76,395
11% 7/20/19 to 8/20/19	3,415	4,071
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		347,810
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $39,754,407)		41,192,528
Asset-Backed Securities - 4.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7059% 4/25/35 (h)	155,386	84,268
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (h)	88,777	273
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7359% 2/25/34 (h)	23,319	21,751
Class M2, 1.3359% 2/25/34 (h)	60,000	30,725
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (h)	28,827	25,350
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (h)	1,905	1,883
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (h)	31,031	795
Series 2006-OP1:
Class M4, 0.6059% 4/25/36 (h)	19,400	465
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1:
Class M5, 0.6259% 4/25/36 (h)	$ 18,430	$ 131
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3666% 5/20/13 (h)	337,717	324,208
Series 2006-A6 Class A6, 0.2666% 9/20/13 (h)	157,601	151,297
Series 2006-A7 Class A7, 0.2566% 10/20/12 (h)	154,599	148,415
Series 2006-C1 Class C1, 0.7166% 10/20/14 (h)	43,476	870
Series 2007-A4 Class A4, 0.2666% 4/22/13 (h)	139,965	134,366
Series 2007-D1 Class D, 1.6366% 1/22/13 (d)(h)	1,065,000	0
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (d)(h)	55,603	55,539
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	1,110,000	1,113,095
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	280,000	284,525
Class A4, 3% 10/15/15 (d)	280,000	285,331
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	24,374	24,944
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	128,000	114,809
Series 2007-2M Class A3, 5.22% 4/8/10	35,795	36,394
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9359% 12/25/33 (h)	13,088	9,492
Series 2004-R11 Class M1, 0.8959% 11/25/34 (h)	65,222	32,040
Series 2004-R2 Class M3, 0.7859% 4/25/34 (h)	17,493	6,606
Series 2005-R2 Class M1, 0.6859% 4/25/35 (h)	176,341	130,423
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (h)	4,092	2,324
Series 2004-W11 Class M2, 0.9359% 11/25/34 (h)	63,962	29,156
Series 2004-W7:
Class M1, 0.7859% 5/25/34 (h)	185,706	95,295
Class M2, 0.8359% 5/25/34 (h)	155,170	114,880
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (h)	176,909	54,412
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7859% 4/25/34 (h)	228,192	126,342
Series 2004-HE6 Class A2, 0.5959% 6/25/34 (h)	35,610	24,137
Series 2006-HE2 Class M1, 0.6059% 3/25/36 (h)	33,000	1,608
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(h)	842,000	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	500,000	519,862
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Auto Trust: - continued
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	$ 400,000	$ 406,088
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	1,100,000	1,099,890
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 0.9859% 2/25/35 (h)	427,000	139,499
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	196,873	173,248
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (h)	196,032	186,230
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (h)	56,079	54,049
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	35,569	35,708
Series 2006-2:
Class B, 5.07% 12/15/11	277,000	283,187
Class C, 5.31% 6/15/12	203,000	207,110
Series 2007-1 Class C, 5.38% 11/15/12	72,000	71,176
Series 2007-SN1 Class D, 6.05% 1/17/12	35,000	33,651
Series 2007-SN2 Class A4, 1.2688% 5/16/11 (d)(h)	1,300,000	1,303,120
Capital One Auto Finance Trust:
Series 2007-B Class A3A, 5.03% 4/15/12	66,574	67,340
Series 2007-C Class A4, 5.23% 7/15/14	660,000	688,199
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5288% 4/15/13 (d)(h)	331,000	325,707
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6866% 7/20/39 (d)(h)	52,147	10,169
Class B, 0.9866% 7/20/39 (d)(h)	30,070	4,059
Class C, 1.3366% 7/20/39 (d)(h)	38,684	387
CarMax Auto Owner Trust:
Series 2007-2 Class C, 5.61% 11/15/13	105,000	105,005
Series 2009-2 Class A3, 1% 4/15/14	380,000	381,723
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (h)	130,038	4,578
Series 2006-NC2 Class M7, 1.0859% 6/25/36 (h)	48,500	897
Series 2006-NC3 Class M10, 2.2359% 8/25/36 (d)(h)	215,000	5,974
Series 2006-NC4 Class M1, 0.5359% 10/25/36 (h)	28,000	936
Series 2006-RFC1 Class M9, 2.1059% 5/25/36 (h)	21,243	806
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (h)	205,465	67,407
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4166% 5/20/17 (d)(h)	22,721	18,744
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	78,380	67,530
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	$ 25,704	$ 24,842
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	1,100,000	1,110,241
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (h)	87,242	3,299
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (h)	408	406
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (h)	18,752	18,118
Series 2007-4 Class A1A, 0.3559% 9/25/37 (h)	106,180	103,001
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	4
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7359% 6/25/34 (h)	111,408	60,328
Class M4, 1.2059% 4/25/34 (h)	18,137	9,530
Series 2004-4 Class M2, 0.7659% 6/25/34 (h)	50,135	31,693
Series 2005-3 Class MV1, 0.6559% 8/25/35 (h)	155,411	142,563
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (h)	26,023	25,038
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	107,323	109,298
Series 2007-B Class A3, 5.47% 11/15/11 (d)	31,311	31,571
Series 2007-C Class A3, 5.43% 5/15/12 (d)	29,735	30,231
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	536,000	449,940
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (h)	248,000	246,991
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	195,640	199,476
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6658% 5/28/35 (h)	4,436	2,540
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (h)	33,155	6,142
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (h)	581,111	171,362
First Franklin Mortgage Loan Trust:
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (h)	15,692	15,266
Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (h)	4,423	4,358
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	850,000	891,466
Series 2006-C:
Class B, 5.3% 6/15/12	78,000	82,218
Class D, 6.89% 5/15/13 (d)	439,000	463,741
Series 2007-A Class D, 7.05% 12/15/13 (d)	310,000	328,351
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2009-B Class A3, 2.79% 8/15/13	$ 500,000	$ 512,137
Series 2009-D Class A4, 2.98% 8/15/14	300,000	308,122
Series 2009-E Class A3, 1% 1/15/14	700,000	700,989
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (h)	88,000	81,826
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	9,000	9,111
Series 2007-1:
Class A4, 5.03% 2/16/15	62,000	64,042
Class C, 5.43% 2/16/15	77,000	55,440
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (h)	8,218	3,916
Class M2, 0.9859% 2/25/34 (h)	13,105	10,461
Series 2005-A:
Class M3, 0.7259% 1/25/35 (h)	81,136	27,736
Class M4, 0.9159% 1/25/35 (h)	41,438	4,832
Series 2006-D Class M1, 0.4659% 11/25/36 (h)	40,000	1,035
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (d)(h)	335,000	296,434
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	291,893	218,920
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (d)(h)	36,676	33,283
Series 2006-2A:
Class A, 0.4188% 11/15/34 (d)(h)	291,332	218,499
Class B, 0.5188% 11/15/34 (d)(h)	105,704	36,997
Class C, 0.6188% 11/15/34 (d)(h)	174,455	48,847
Class D, 0.9888% 11/15/34 (d)(h)	66,173	13,896
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class C, 0.5088% 3/15/13 (h)	406,000	400,884
Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,610,402
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3888% 9/15/17 (h)	137,000	129,604
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (h)	92,000	55,200
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	43,758	43,175
Series 2007-1:
Class B, 5.53% 12/15/14	12,178	12,595
Class C, 5.74% 12/15/14	25,696	23,474
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	$ 98,828	$ 14,765
Class M1, 0.8859% 6/25/34 (h)	253,008	139,690
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (h)	100,732	4,602
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (h)	1,357	997
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (h)	49,160	734
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (d)(h)	75,229	15,046
Series 2006-3:
Class B, 0.6359% 9/25/46 (d)(h)	74,651	11,944
Class C, 0.7859% 9/25/46 (d)(h)	174,018	19,142
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5559% 8/25/33 (h)	61,998	33,123
Series 2003-3 Class M1, 1.5259% 8/25/33 (h)	75,162	35,560
Series 2003-5 Class A2, 0.9359% 12/25/33 (h)	2,817	1,062
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (h)	19,494	18,486
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (h)	261,755	249,530
Series 2006-8 Class 2A1, 0.2859% 3/25/37 (h)	2,003	1,820
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (h)	79,555	47,878
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (h)	141,116	41,799
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	350,000	354,473
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	13,176	13,221
Class C, 5.34% 11/15/12	17,187	17,229
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	970,000	971,562
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5359% 7/25/36 (h)	25,000	838
Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (h)	176,698	95,190
Class MV1, 0.4659% 11/25/36 (h)	143,100	14,000
Series 2007-CH3 Class M1, 0.5359% 3/25/37 (h)	71,000	2,898
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (h)	82,602	67,072
Series 2006-A:
Class 2A1, 0.3131% 9/27/21 (h)	21,781	21,762
Class 2C, 1.4331% 3/27/42 (h)	392,000	70,358
Asset-Backed Securities - continued
	Principal Amount	Value
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9841% 4/6/46 (d)(h)	$ 31,100	$ 3
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	420,000	420,372
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3159% 6/25/34 (h)	33,058	24,962
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	3,140	2,613
Class C, 5.691% 10/20/28 (d)	1,570	1,192
Class D, 6.01% 10/20/28 (d)	16,878	11,230
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (h)	63,216	2,894
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (h)	89,453	3,707
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9859% 7/25/34 (h)	27,417	12,358
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	45,195	45,581
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8859% 7/25/34 (h)	104,029	73,909
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (h)	232,523	167,514
Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (h)	7,157	6,769
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (h)	366,658	226,576
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (h)	4,895	3,354
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (h)	50,304	24,626
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (h)	45,571	21,122
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (h)	47,458	5,014
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (h)	7,794	7,699
Series 2006-NC4 Class M4, 0.5859% 6/25/36 (h)	6,765	37
Series 2007-HE2 Class M1, 0.4859% 1/25/37 (h)	33,000	721
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(h)(j)	543,000	22,263
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	511,100	94,554
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	403,000	3,788
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	58,000	3,335
Series 2006-2 Class AIO, 6% 8/25/11 (j)	29,000	2,248
Series 2006-3:
Class A1, 0.2659% 9/25/19 (h)	40,336	40,001
Class AIO, 7.1% 1/25/12 (j)	46,000	6,027
Series 2006-4:
Class A1, 0.2659% 3/25/25 (h)	76,015	74,932
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class AIO, 6.35% 2/27/12 (j)	$ 147,000	$ 18,350
Class D, 1.3359% 5/25/32 (h)	300,000	7,520
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	198,000	30,427
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	168,000	26,238
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7459% 9/25/35 (h)	162,650	34,158
Series 2005-D Class M2, 0.7059% 2/25/36 (h)	99,892	9,643
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	550,000	561,907
Series 2009-B Class A3, 2.07% 1/15/15	550,000	554,087
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (h)	31,881	30,703
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (h)	465	459
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (d)(h)	64,000	24,960
Series 2006-1A Class A, 1.6366% 3/20/11 (d)(h)	134,000	49,580
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (h)	4,777	4,625
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (h)	7,158	6,739
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (h)	60,741	16,150
Class M4, 1.6859% 9/25/34 (h)	77,891	10,511
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (h)	45,668	5,012
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (h)	308,921	207,042
Class M3, 0.7959% 1/25/35 (h)	54,533	29,471
Class M4, 1.0659% 1/25/35 (h)	126,217	19,175
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (h)	456,374	6,804
Class M9, 2.1159% 5/25/35 (h)	50,218	162
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (d)(h)	400,093	387,777
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	66,000	64,919
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4659% 12/25/36 (h)	64,000	1,925
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (h)	582	249
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (h)	$ 213,933	$ 119,634
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (h)	12,000	191
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (h)	8,895	4,725
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (h)	5,003	4,573
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (d)(h)	123,193	109,038
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (h)	145,000	29,000
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	818
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (h)	9,333	2,237
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (h)	11,755	7,265
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (d)(h)	112,147	36,363
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (h)	36,018	32,776
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (h)	120,000	119,977
Class B, 0.5388% 1/15/12 (h)	98,000	97,750
Class C, 0.8388% 1/15/12 (h)	159,000	158,212
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	166,819	155,484
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3388% 6/15/12 (h)	412,000	406,747
Class B, 0.4588% 6/15/12 (h)	53,000	51,741
Class C, 0.7388% 6/15/12 (h)	32,000	30,938
Series 2007-2 Class A, 0.8888% 10/15/12 (h)	357,000	351,163
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (h)	2,472	850
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8441% 4/6/42 (d)(h)	304,884	15,244
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	99,000	102,913
Series 2007-A Class A3, 5.28% 2/13/12	132,485	133,453
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (h)	313,225	302,621
Asset-Backed Securities - continued
	Principal Amount	Value
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 10/15/12	$ 920,000	$ 920,985
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	1,200,000	1,235,829
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	91,289	92,937
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	51,000	52,394
Class D, 5.54% 12/20/12 (d)	73,000	70,080
Class E, 7.05% 5/20/14 (d)	716,000	665,264
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	8
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (h)	68,715	1,172
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (d)(h)	788,019	752,459
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	791,000	819,050
Series 2007-A5A Class A5, 0.9888% 10/15/14 (d)(h)	120,000	120,053
Series 2007-B1 Class B1, 4.95% 3/17/14 (d)	622,000	627,575
Series 2007-C1 Class C1, 0.6388% 5/15/14 (d)(h)	492,028	486,677
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (d)(h)	203,978	24,477
TOTAL ASSET-BACKED SECURITIES (Cost $32,719,145)		33,037,747
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.3625% 2/17/52 (d)(h)	1,200,000	1,178,818
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (d)(h)	162,551	105,658
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 5.1578% 1/25/34 (h)	183,221	160,260
Series 2004-1 Class 2A2, 3.679% 10/25/34 (h)	142,695	122,706
Series 2004-A Class 2A2, 5.4434% 2/25/34 (h)	43,277	38,249
Series 2004-B:
Class 1A1, 4.6866% 3/25/34 (h)	19,689	16,050
Class 2A2, 4.5597% 3/25/34 (h)	125,161	108,308
Series 2004-D Class 2A2, 3.8733% 5/25/34 (h)	293,692	256,209
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-G Class 2A7, 3.9311% 8/25/34 (h)	$ 253,644	$ 220,576
Series 2004-H Class 2A1, 3.7624% 9/25/34 (h)	236,161	198,522
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (h)	224,100	151,827
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4241% 10/12/41 (d)(h)(j)	564,174	7,729
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.1597% 2/25/37 (h)	138,656	122,278
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0953% 12/10/49 (h)	216,000	221,963
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	241,000	60,250
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (d)(h)	216,000	198,428
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (h)	2,673	2,581
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (h)	126,140	19,608
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9293% 11/25/34 (h)	329,137	289,443
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (h)	293,531	97,490
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (h)	26,901	25,460
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (h)	4,207	2,530
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (d)(h)	404,000	355,964
Class C2, 0.7541% 10/18/54 (d)(h)	135,000	87,750
Class M2, 0.5341% 10/18/54 (d)(h)	232,000	189,103
Series 2007-1A Class C2, 0.8341% 10/18/54 (d)(h)	40,000	37,188
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (d)(h)	379,000	285,705
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (d)(h)	355,000	284,000
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (h)	25,291	6,323
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A Class C2, 0.8366% 12/20/54 (d)(h)	$ 578,000	$ 144,500
Series 2006-2 Class C1, 0.7066% 12/20/54 (h)	463,000	138,900
Series 2006-3 Class C2, 0.7366% 12/20/54 (h)	128,000	32,000
Series 2006-4:
Class B1, 0.3266% 12/20/54 (h)	521,000	302,180
Class C1, 0.6166% 12/20/54 (h)	319,000	79,750
Class M1, 0.4066% 12/20/54 (h)	137,000	63,020
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (h)	258,000	77,400
Class 1M1, 0.3866% 12/20/54 (h)	172,000	77,400
Class 2C1, 0.6666% 12/20/54 (h)	117,000	35,100
Class 2M1, 0.4866% 12/20/54 (h)	222,000	99,900
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (h)	308,000	77,000
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (h)	36,767	11,862
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (h)	24,142	19,079
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (h)	34,690	17,919
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9759% 3/25/35 (h)	19,450	6,363
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	23,381	24,085
Class A3, 5.447% 6/12/47 (h)	410,000	376,804
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 3.3916% 12/25/34 (h)	175,748	160,448
Series 2006-A2 Class 5A1, 3.9377% 11/25/33 (h)	242,735	217,973
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (d)(h)	34,731	16,037
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (h)	115,818	44,905
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4659% 10/25/36 (h)	68,000	513
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (h)	191,423	95,944
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (d)(h)	28,707	20,956
Class C, 0.4288% 6/15/22 (d)(h)	181,170	117,761
Class D, 0.4388% 6/15/22 (d)(h)	69,853	41,213
Class E, 0.4488% 6/15/22 (d)(h)	111,337	54,555
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class F, 0.4788% 6/15/22 (d)(h)	$ 177,078	$ 77,914
Class G, 0.5488% 6/15/22 (d)(h)	41,484	17,423
Class H, 0.5688% 6/15/22 (d)(h)	83,046	29,066
Class J, 0.6088% 6/15/22 (d)(h)	97,221	27,222
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	925,000	924,153
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (h)	241,347	162,900
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (h)	277,584	14,551
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (h)	258,000	236,129
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0779% 10/25/35 (h)	625,960	483,431
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5916% 7/10/35 (d)(h)	270,760	156,116
Class B6, 3.0916% 7/10/35 (d)(h)	450,438	223,192
Series 2004-A:
Class B4, 1.4416% 2/10/36 (d)(h)	81,447	39,208
Class B5, 1.9416% 2/10/36 (d)(h)	54,293	26,147
Series 2004-B:
Class B4, 1.3416% 2/10/36 (d)(h)	69,362	29,590
Class B5, 1.7916% 2/10/36 (d)(h)	50,165	24,079
Class B6, 2.2416% 2/10/36 (d)(h)	18,285	7,243
Series 2004-C:
Class B4, 1.1916% 9/10/36 (d)(h)	90,907	41,308
Class B5, 1.5916% 9/10/36 (d)(h)	100,321	43,228
Class B6, 1.9916% 9/10/36 (d)(h)	18,219	6,418
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	149,334	132,216
Series 2004-SL3 Class A1, 7% 8/25/16	14,579	12,842
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (d)(h)	49,642	35,482
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (h)	5,113	2,854
Series 2004-7 Class A3B, 1.535% 7/20/34 (h)	3,304	2,080
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (d)(h)	9,015	7,315
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (h)	$ 280,140	$ 131,800
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (h)	2,244	2,203
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5261% 6/25/34 (h)	211,883	197,844
Series 2005-AR10 Class 2A2, 3.4595% 6/25/35 (h)	144,454	133,942
Series 2005-AR12 Class 2A6, 3.787% 7/25/35 (h)	104,771	93,679
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	442,519	389,889
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (h)	258,616	227,558
TOTAL PRIVATE SPONSOR		11,143,565
U.S. Government Agency - 2.0%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4859% 10/25/35 (h)	2,496,871	2,462,671
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	100,451	108,967
Series 2005-67 Class HD, 5.5% 12/25/30	2,126,000	2,228,895
Series 2006-4 Class PB, 6% 9/25/35	1,478,443	1,616,639
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	345,224	372,853
Series 2004-3 Class BA, 4% 7/25/17	58,368	60,561
Series 2004-86 Class KC, 4.5% 5/25/19	271,293	285,087
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	636,346	694,816
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	360,906	387,045
Series 2363 Class PF, 6% 9/15/16	477,139	511,396
Series 2702 Class WB, 5% 4/15/17	955,169	989,840
Series 3033 Class UD, 5.5% 10/15/30	806,000	854,631
Series 3049 Class DB, 5.5% 6/15/31	1,871,000	1,979,956
sequential payer:
Series 2528 Class HN, 5% 11/15/17	1,083,736	1,168,088
Series 2809 Class UA, 4% 12/15/14	25,097	25,058
TOTAL U.S. GOVERNMENT AGENCY		13,746,503
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,977,990)		24,890,068
Commercial Mortgage Securities - 6.3%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (h)	$ 253,000	$ 233,563
Class A2, 6.8024% 2/14/43 (h)	159,000	172,313
Class A3, 6.8524% 2/14/43 (h)	172,000	187,462
Class PS1, 1.3956% 2/14/43 (h)(j)	776,612	30,285
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7209% 5/10/45 (h)	252,000	255,354
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	105,296	107,540
Series 2006-5:
Class A1, 5.185% 9/10/47	141,330	143,875
Class A3, 5.39% 9/10/47	301,000	292,675
Series 2006-6 Class A3, 5.369% 12/10/16	432,000	406,784
Series 2007-2 Class A1, 5.421% 4/10/49	76,588	79,361
Series 2007-4 Class A3, 5.8114% 2/10/51 (h)	215,000	206,523
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	17,588
Series 2007-3:
Class A3, 5.8372% 6/10/49 (h)	361,000	347,887
Class A4, 5.658% 6/10/49 (h)	450,000	373,387
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	37,542	37,830
Series 2004-2:
Class A3, 4.05% 11/10/38	279,058	279,277
Class A4, 4.153% 11/10/38	274,000	270,816
Series 2004-4 Class A3, 4.128% 7/10/42	83,488	83,775
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	255,488	259,651
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	118,497
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	54,000	48,896
Class K, 6.15% 5/11/35 (d)	100,000	83,851
Series 2002-2 Class XP, 1.8075% 7/11/43 (d)(h)(j)	184,577	285
Series 2003-2 Class XP, 0.3123% 3/11/41 (d)(h)(j)	2,024,064	6,671
Series 2005-6 Class A3, 5.1788% 9/10/47 (h)	389,000	390,360
Series 2007-1 Class B, 5.543% 1/15/49	130,000	44,500
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (d)(h)	93,000	63,240
Class D, 0.5988% 3/15/22 (d)(h)	94,000	59,220
Class E, 0.6388% 3/15/22 (d)(h)	78,000	45,240
Class F, 0.7088% 3/15/22 (d)(h)	70,189	37,200
Class G, 0.7688% 3/15/22 (d)(h)	45,493	21,837
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class C, 0.4188% 10/15/19 (d)(h)	$ 139,000	$ 109,810
Class D, 0.4488% 10/15/19 (d)(h)	170,000	125,800
Class E, 0.4788% 10/15/19 (d)(h)	157,000	106,760
Class F, 0.5488% 10/15/19 (d)(h)	360,653	209,179
Class G, 0.5688% 10/15/19 (d)(h)	144,054	64,824
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (d)(h)	10,511	5,361
Series 2004-1:
Class A, 0.5959% 4/25/34 (d)(h)	150,385	109,036
Class B, 2.1359% 4/25/34 (d)(h)	20,637	9,287
Class M1, 0.7959% 4/25/34 (d)(h)	16,722	10,367
Class M2, 1.4359% 4/25/34 (d)(h)	15,481	8,205
Series 2004-2:
Class A, 0.6659% 8/25/34 (d)(h)	144,590	105,215
Class M1, 0.8159% 8/25/34 (d)(h)	23,710	12,803
Series 2004-3:
Class A1, 0.6059% 1/25/35 (d)(h)	262,516	183,761
Class A2, 0.6559% 1/25/35 (d)(h)	45,472	29,102
Class M1, 0.7359% 1/25/35 (d)(h)	54,960	29,678
Class M2, 1.2359% 1/25/35 (d)(h)	24,787	11,402
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (d)(h)	203,402	136,585
Class M1, 0.6659% 8/25/35 (d)(h)	11,986	5,606
Class M2, 0.7159% 8/25/35 (d)(h)	19,768	8,629
Class M3, 0.7359% 8/25/35 (d)(h)	10,937	4,457
Class M4, 0.8459% 8/25/35 (d)(h)	10,040	3,797
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (d)(h)	88,865	61,557
Class A2, 0.6359% 11/25/35 (d)(h)	89,481	54,217
Class M1, 0.6759% 11/25/35 (d)(h)	10,511	4,954
Class M2, 0.7259% 11/25/35 (d)(h)	13,344	5,964
Class M3, 0.7459% 11/25/35 (d)(h)	11,943	5,008
Class M4, 0.8359% 11/25/35 (d)(h)	14,880	5,819
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (d)(h)	206,790	127,176
Class B1, 1.6359% 1/25/36 (d)(h)	17,870	5,182
Class M1, 0.6859% 1/25/36 (d)(h)	66,707	32,019
Class M2, 0.7059% 1/25/36 (d)(h)	20,012	9,005
Class M3, 0.7359% 1/25/36 (d)(h)	29,226	12,275
Class M4, 0.8459% 1/25/36 (d)(h)	16,164	5,981
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M5, 0.8859% 1/25/36 (d)(h)	16,164	5,496
Class M6, 0.9359% 1/25/36 (d)(h)	17,168	5,322
Series 2006-1:
Class A2, 0.5959% 4/25/36 (d)(h)	31,484	18,695
Class M1, 0.6159% 4/25/36 (d)(h)	11,260	4,839
Class M2, 0.6359% 4/25/36 (d)(h)	11,897	4,746
Class M3, 0.6559% 4/25/36 (d)(h)	10,237	3,855
Class M4, 0.7559% 4/25/36 (d)(h)	5,801	2,090
Class M5, 0.7959% 4/25/36 (d)(h)	5,630	1,925
Class M6, 0.8759% 4/25/36 (d)(h)	11,226	3,627
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (d)(h)	500,147	336,199
Class A2, 0.5159% 7/25/36 (d)(h)	28,733	16,998
Class B1, 1.1059% 7/25/36 (d)(h)	10,758	3,155
Class B3, 2.9359% 7/25/36 (d)(h)	16,254	4,202
Class M1, 0.5459% 7/25/36 (d)(h)	30,147	12,698
Class M2, 0.5659% 7/25/36 (d)(h)	21,270	8,259
Class M3, 0.5859% 7/25/36 (d)(h)	17,643	6,510
Class M4, 0.6559% 7/25/36 (d)(h)	11,914	4,170
Class M5, 0.7059% 7/25/36 (d)(h)	14,643	4,864
Class M6, 0.7759% 7/25/36 (d)(h)	21,848	6,972
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (d)(h)	18,685	3,176
Class B2, 1.5859% 10/25/36 (d)(h)	13,477	2,022
Class B3, 2.8359% 10/25/36 (d)(h)	21,932	3,290
Class M4, 0.6659% 10/25/36 (d)(h)	20,651	5,472
Class M5, 0.7159% 10/25/36 (d)(h)	24,722	5,933
Class M6, 0.7959% 10/25/36 (d)(h)	48,391	9,678
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (d)(h)	108,535	73,000
Class A2, 0.5059% 12/25/36 (d)(h)	456,316	216,613
Class B1, 0.9359% 12/25/36 (d)(h)	16,778	3,651
Class B2, 1.4859% 12/25/36 (d)(h)	17,263	3,380
Class B3, 2.6859% 12/25/36 (d)(h)	28,636	5,006
Class M1, 0.5259% 12/25/36 (d)(h)	34,988	11,812
Class M2, 0.5459% 12/25/36 (d)(h)	23,563	7,397
Class M3, 0.5759% 12/25/36 (d)(h)	23,563	6,987
Class M4, 0.6359% 12/25/36 (d)(h)	27,848	7,781
Class M5, 0.6759% 12/25/36 (d)(h)	26,420	6,919
Class M6, 0.7559% 12/25/36 (d)(h)	23,563	5,705
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class A2, 0.5059% 3/25/37 (d)(h)	$ 120,486	$ 62,653
Class B1, 0.9059% 3/25/37 (d)(h)	38,392	7,295
Class B2, 1.3859% 3/25/37 (d)(h)	27,753	4,441
Class B3, 3.5859% 3/25/37 (d)(h)	75,543	9,821
Class M1, 0.5059% 3/25/37 (d)(h)	33,719	13,319
Class M2, 0.5259% 3/25/37 (d)(h)	25,293	8,853
Class M3, 0.5559% 3/25/37 (d)(h)	22,760	7,055
Class M4, 0.6059% 3/25/37 (d)(h)	18,064	5,058
Class M5, 0.6559% 3/25/37 (d)(h)	28,652	7,163
Class M6, 0.7359% 3/25/37 (d)(h)	39,612	8,715
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (d)(h)	105,839	68,795
Class A2, 0.5559% 7/25/37 (d)(h)	98,950	46,506
Class B1, 1.8359% 7/25/37 (d)(h)	30,286	4,694
Class B2, 2.4859% 7/25/37 (d)(h)	26,756	3,880
Class B3, 3.5859% 7/25/37 (d)(h)	29,776	4,169
Class M1, 0.6059% 7/25/37 (d)(h)	34,747	12,161
Class M2, 0.6459% 7/25/37 (d)(h)	18,772	5,819
Class M3, 0.7259% 7/25/37 (d)(h)	18,937	4,924
Class M4, 0.8859% 7/25/37 (d)(h)	38,599	8,492
Class M5, 0.9859% 7/25/37 (d)(h)	34,006	6,801
Class M6, 1.2359% 7/25/37 (d)(h)	42,508	7,226
Series 2007-3:
Class A2, 0.5259% 7/25/37 (d)(h)	111,884	54,722
Class B1, 1.1859% 7/25/37 (d)(h)	27,529	5,407
Class B2, 1.8359% 7/25/37 (d)(h)	69,151	11,721
Class B3, 4.2359% 7/25/37 (d)(h)	36,412	5,374
Class M1, 0.5459% 7/25/37 (d)(h)	24,819	9,193
Class M2, 0.5759% 7/25/37 (d)(h)	26,629	9,158
Class M3, 0.6059% 7/25/37 (d)(h)	41,079	13,244
Class M4, 0.7359% 7/25/37 (d)(h)	64,998	18,661
Class M5, 0.8359% 7/25/37 (d)(h)	33,786	8,230
Class M6, 1.0359% 7/25/37 (d)(h)	25,593	5,866
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (d)(h)	39,510	4,741
Class B2, 3.6859% 9/25/37 (d)(h)	143,171	15,749
Class M1, 1.1859% 9/25/37 (d)(h)	38,417	9,604
Class M2, 1.2859% 9/25/37 (d)(h)	38,417	7,683
Class M4, 1.8359% 9/25/37 (d)(h)	96,873	15,500
Class M5, 1.9859% 9/25/37 (d)(h)	96,873	13,562
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M6, 2.1859% 9/25/37 (d)(h)	$ 96,959	$ 12,605
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	598,067	17,404
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(j)	1,310,225	125,257
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (d)(h)	91,801	44,079
Class H, 0.8888% 3/15/19 (d)(h)	61,770	26,571
Class J, 1.0888% 3/15/19 (d)(h)	46,405	17,641
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (d)(h)	76,569	40,054
Class E, 0.5388% 3/15/22 (d)(h)	394,020	194,344
Class F, 0.5888% 3/15/22 (d)(h)	241,475	109,649
Class G, 0.6388% 3/15/22 (d)(h)	62,931	26,690
Class H, 0.7888% 3/15/22 (d)(h)	76,569	28,840
Class J, 0.9388% 3/15/22 (d)(h)	76,569	22,540
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	113,817	116,616
Series 2004-PWR3 Class A3, 4.487% 2/11/41	258,883	262,939
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	224,981	231,196
Series 2007-PW17 Class A1, 5.282% 6/11/50	128,071	131,020
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	70,938	73,128
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (d)(h)(j)	1,674,203	14,919
Series 2003-T12 Class X2, 0.4909% 8/13/39 (d)(h)(j)	7,230,539	67,068
Series 2006-PW13 Class A3, 5.518% 9/11/41	762,000	753,364
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (d)(h)(j)	3,143,043	62,415
Series 2006-T22 Class A1, 5.415% 4/12/38 (h)	32,598	33,061
Series 2007-PW15 Class A1, 5.016% 2/11/44	64,642	66,560
Series 2007-PW16:
Class B, 5.719% 6/11/40 (d)(h)	35,000	11,445
Class C, 5.719% 6/11/40 (d)(h)	29,000	8,891
Class D, 5.719% 6/11/40 (d)(h)	29,000	8,297
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(h)(j)	21,528,378	313,970
Series 2007-T28:
Class A1, 5.422% 9/11/42	36,819	38,241
Class X2, 0.182% 9/11/42 (d)(h)(j)	10,091,126	69,912
Commercial Mortgage Securities - continued
	Principal Amount	Value
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (d)(h)	$ 116,528	$ 64,666
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	253,247
Class XCL, 2.0852% 5/15/35 (d)(h)(j)	3,454,270	125,206
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	87,000	86,341
Class F, 7.734% 1/15/32	47,000	46,582
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(h)	220,000	230,394
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5488% 8/16/21 (d)(h)	77,000	47,564
Class G, 0.5688% 11/15/36 (d)(h)	49,634	27,337
Class H, 0.6088% 11/15/36 (d)(h)	40,527	20,847
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	367,000	128,450
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	2,250,000	2,187,583
Series 2007-CD4:
Class A1, 4.977% 12/11/49	54,111	55,192
Class A2A, 5.237% 12/11/49	192,000	194,362
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	202,207
Class C, 5.476% 12/11/49	407,000	28,490
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	29,230	30,013
Series 2007-C3 Class A3, 5.8203% 5/15/46 (h)	216,000	200,418
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	174,960
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4688% 4/15/17 (d)(h)	484,000	363,000
Class C, 0.5088% 4/15/17 (d)(h)	174,000	120,060
Class D, 0.5488% 4/15/17 (d)(h)	81,291	51,213
Class E, 0.6088% 4/15/17 (d)(h)	34,474	19,995
Class F, 0.6488% 4/15/17 (d)(h)	19,555	9,973
Class G, 0.7888% 4/15/17 (d)(h)	19,555	8,995
Class H, 0.8588% 4/15/17 (d)(h)	19,555	8,213
Class J, 1.0888% 4/15/17 (d)(h)	14,996	5,698
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (d)(h)	$ 339,464	$ 285,150
Class D, 0.5788% 11/15/17 (d)(h)	17,794	14,058
Class E, 0.6288% 11/15/17 (d)(h)	62,281	47,333
Class F, 0.6888% 11/15/17 (d)(h)	43,616	31,404
Class G, 0.7388% 11/15/17 (d)(h)	30,233	19,349
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (d)(h)	308,000	227,920
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	8,510	8,538
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	573,138
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	365,000	356,630
Series 2004-LBN2 Class X2, 0.8615% 3/10/39 (d)(h)(j)	511,768	4,951
Series 2006-C8:
Class B, 5.44% 12/10/46	374,000	120,350
Class XP, 0.4954% 12/10/46 (h)(j)	2,936,801	43,066
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	33,238	33,345
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	88,802	90,910
Class AJ, 5.373% 12/15/39	437,000	216,476
Series 2007-C2:
Class A1, 5.269% 1/15/49	280,648	287,086
Class A3, 5.542% 1/15/49 (h)	432,000	337,894
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	38,004	38,979
Class A4, 5.7228% 6/15/39 (h)	130,000	102,896
Series 2006-C5 Class ASP, 0.6635% 12/15/39 (h)(j)	1,866,622	38,229
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	195,000	155,731
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (d)(h)	771,000	308,400
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	140,859	142,653
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	221,654
Series 2002-CP5 Class A1, 4.106% 12/15/35	20,874	21,316
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2004-C1:
Class A3, 4.321% 1/15/37	$ 68,471	$ 69,586
Class A4, 4.75% 1/15/37	101,000	100,869
Series 1998-C1 Class D, 7.17% 5/17/40	218,487	223,710
Series 1999-C1 Class E, 8.0306% 9/15/41 (h)	223,000	222,495
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (h)(j)	622,565	9,355
Series 2001-CKN5 Class AX, 2.0778% 9/15/34 (d)(h)(j)	2,001,956	53,829
Series 2003-C4 Class ASP, 0.4404% 8/15/36 (d)(h)(j)	1,526,633	5,806
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3888% 2/15/22 (d)(h)	82,000	46,740
Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (d)(h)	212,546	99,897
0.5088% 2/15/22 (d)(h)	75,912	24,292
Class F, 0.5588% 2/15/22 (d)(h)	151,805	44,023
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	21,383	21,817
Series 2007-C1:
Class ASP, 0.4176% 2/15/40 (h)(j)	4,232,060	58,213
Class B, 5.487% 2/15/40 (d)(h)	330,000	39,600
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	349,405	353,665
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	73,121
Class G, 6.936% 3/15/33 (d)	142,000	127,497
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,074,000	859,888
Series 2001-1 Class X1, 1.0461% 5/15/33 (d)(h)(j)	2,223,574	27,659
Series 2004-C1 Class X2, 1.3053% 11/10/38 (d)(h)(j)	1,607,631	17,356
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	62,000	21,102
Series 2007-C1 Class XP, 0.2088% 12/10/49 (h)(j)	4,659,134	33,365
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8618% 10/16/23 (h)	3,571	3,587
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6845% 12/10/38 (d)(h)(j)	$ 1,844,051	$ 10,395
Series 2004-C3 Class X2, 0.602% 12/10/41 (h)(j)	5,472,154	59,095
Series 2005-C1 Class X2, 0.6559% 5/10/43 (h)(j)	1,177,200	13,032
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4316% 11/5/21 (d)(h)	81,000	41,374
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	138,000	138,717
Series 2007-GG11:
Class A1, 5.358% 12/10/49	240,229	250,166
Class A2, 5.597% 12/10/49	432,000	435,227
Series 2007-GG9 Class A1, 5.233% 3/10/39	58,748	60,046
Series 2003-C1 Class XP, 2.0345% 7/5/35 (d)(h)(j)	973,315	9,918
Series 2003-C2 Class XP, 0.9802% 1/5/36 (d)(h)(j)	2,216,859	13,867
Series 2005-GG3 Class XP, 0.879% 8/10/42 (d)(h)(j)	4,314,032	66,951
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	5,299,742	61,442
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4816% 6/6/20 (d)(h)	11,000	8,250
Class D, 0.5216% 6/6/20 (d)(h)	52,000	30,160
Class E, 0.6116% 6/6/20 (d)(h)	60,000	33,600
Class F, 0.6816% 6/6/20 (d)(h)	95,176	52,347
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (d)(h)	236,000	200,600
Class D, 0.6116% 3/6/20 (d)(h)	467,000	392,280
Class F, 0.7216% 3/6/20 (d)(h)	19,000	15,586
Class G, 0.7616% 3/6/20 (d)(h)	10,000	8,000
Class H, 0.8916% 3/6/20 (d)(h)	7,000	5,530
Class J, 1.0916% 3/6/20 (d)(h)	11,000	8,470
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	67,000	67,978
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	107,000	113,978
Series 2005-GG4 Class XP, 0.8748% 7/10/39 (d)(h)(j)	4,886,313	71,431
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	324,833
Series 2007-GG10:
Class A1, 5.69% 8/10/45	86,315	89,040
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust sequential payer: - continued
Series 2007-GG10:
Class A2, 5.778% 8/10/45	$ 103,000	$ 105,324
Class A4, 5.8051% 8/10/45 (h)	62,000	51,037
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9681% 1/15/38 (d)(h)(j)	494,413	4,424
Series 2004-CB8 Class X2, 1.0893% 1/12/39 (d)(h)(j)	515,334	5,371
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (d)(h)	180,007	108,032
Class C, 0.4488% 11/15/18 (d)(h)	127,831	70,327
Class D, 0.4688% 11/15/18 (d)(h)	39,286	19,649
Class E, 0.5188% 11/15/18 (d)(h)	57,405	27,563
Class F, 0.5688% 11/15/18 (d)(h)	85,774	37,754
Class G, 0.5988% 11/15/18 (d)(h)	74,560	31,327
Class H, 0.7388% 11/15/18 (d)(h)	57,405	21,823
sequential payer:
Series 2006-CB14 Class A3B, 5.4852% 12/12/44 (h)	642,000	623,130
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	325,000	308,997
Series 2006-LDP8 Class A4, 5.399% 5/15/45	138,000	128,144
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	103,000	97,531
Series 2007-LD11 Class A4, 5.8181% 6/15/49 (h)	321,000	276,830
Series 2007-LDP10 Class A1, 5.122% 1/15/49	19,955	20,465
Series 2007-LDPX Class A3, 5.412% 1/15/49	594,000	496,031
Series 2004-LDP4 Class D, 5.1235% 10/15/42 (h)	194,000	64,267
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(h)	109,000	34,802
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	59,984
Series 2007-CB19:
Class B, 5.7442% 2/12/49	18,000	5,880
Class C, 5.7462% 2/12/49	48,000	14,714
Class D, 5.7462% 2/12/49	51,000	14,591
Series 2007-LDP10 Class ES, 5.5454% 1/15/49 (d)(h)	112,000	19,504
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	89,000	88,694
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	168,543	173,558
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	$ 151,873	$ 152,097
Series 2001-C2 Class A2, 6.653% 11/15/27	41,000	42,826
Series 2001-C3 Class A1, 6.058% 6/15/20	13,202	13,442
Series 2006-C1 Class A2, 5.084% 2/15/31	104,000	104,554
Series 2006-C3 Class A1, 5.478% 3/15/39	15,464	15,719
Series 2006-C6:
Class A1, 5.23% 9/15/39	30,400	31,061
Class A2, 5.262% 9/15/39 (h)	377,000	382,475
Series 2006-C7:
Class A1, 5.279% 11/15/38	206,126	211,803
Class A2, 5.3% 11/15/38	238,000	239,402
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	31,830	32,700
Class A4, 5.424% 2/15/40	28,000	23,334
Series 2007-C2:
Class A1, 5.226% 2/15/40	222,877	227,610
Class A3, 5.43% 2/15/40	104,000	90,202
Series 2000-C5 Class E, 7.29% 12/15/32	15,000	14,994
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	428,455
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	232,509
Series 2003-C3 Class XCP, 1.0384% 3/11/37 (d)(h)(j)	906,316	4,281
Series 2004-C2 Class XCP, 1.0501% 3/15/36 (d)(h)(j)	3,235,272	39,238
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	58,811	58,918
Series 2005-C3 Class XCP, 0.7259% 7/15/40 (h)(j)	727,884	11,636
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (h)(j)	1,227,679	25,693
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	475,000	164,557
Class D, 5.563% 2/15/40 (h)	86,000	25,910
Class E, 5.582% 2/15/40 (h)	43,000	10,753
Class XCP, 0.4739% 2/15/40 (h)(j)	526,542	7,227
Series 2007-C7 Class XCP, 0.3054% 9/15/45 (h)(j)	17,380,895	204,884
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	62,000	63,007
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	327,000	289,395
Class C, 4.13% 11/20/37 (d)	932,000	754,920
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (d)(h)	$ 69,510	$ 26,984
Class E, 0.5288% 9/15/21 (d)(h)	249,861	77,027
Class F, 0.5788% 9/15/21 (d)(h)	97,418	25,513
Class G, 0.5988% 9/15/21 (d)(h)	192,585	34,851
Class H, 0.6388% 9/15/21 (d)(h)	49,497	8,010
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	31,502	31,864
Series 2007-C1 Class A1, 4.533% 6/12/50	181,807	185,653
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (h)	355,000	357,150
Series 2005-LC1 Class F, 5.378% 1/12/44 (d)(h)	188,000	56,140
Series 2006-C1 Class A2, 5.611% 5/12/39 (h)	305,000	308,525
Series 2007-C1 Class A4, 5.8285% 6/12/50 (h)	818,000	712,878
Series 2008-C1 Class A4, 5.69% 2/12/51	461,000	403,763
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3644% 12/12/49 (h)	101,000	93,297
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	230,000	227,945
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	186,000	176,598
Series 2007-5:
Class A1, 4.275% 8/12/48	14,703	14,923
Class A3, 5.364% 8/12/48	84,000	73,472
Class A4, 5.378% 8/12/48	9,000	6,945
Class B, 5.479% 2/12/17	648,000	167,163
Series 2007-6 Class A1, 5.175% 3/12/51	17,206	17,615
Series 2007-7 Class A4, 5.7484% 6/12/50 (h)	756,000	615,227
Series 2007-8 Class A1, 4.622% 8/12/49	60,974	62,387
Series 2006-4 Class XP, 0.6226% 12/12/49 (h)(j)	4,816,108	100,740
Series 2007-6 Class B, 5.635% 3/12/51 (h)	216,000	50,396
Series 2007-7 Class B, 5.75% 6/12/50	19,000	3,522
Series 2007-8 Class A3, 5.9568% 8/12/49 (h)	186,000	164,982
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.608% 8/15/19 (d)(h)	3,606	3,174
Class H, 0.628% 8/15/19 (d)(h)	17,000	13,260
Class J, 0.698% 8/15/19 (d)(h)	13,000	9,620
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class C, 1.438% 7/15/19 (d)(h)	$ 93,780	$ 11,254
Class F, 0.5588% 7/15/19 (d)(h)	208,000	156,000
Class G, 0.5988% 7/15/19 (d)(h)	118,000	59,000
Series 2007-XCLA Class A1, 0.438% 7/17/17 (d)(h)	302,695	118,051
Series 2007-XLCA Class B, 0.7388% 7/17/17 (d)(h)	277,741	12,498
Series 2007-XLFA:
Class C, 0.398% 10/15/20 (d)(h)	124,000	37,200
Class D, 0.428% 10/15/20 (d)(h)	76,067	16,735
Class E, 0.488% 10/15/20 (d)(h)	95,138	14,271
Class F, 0.538% 10/15/20 (d)(h)	57,094	6,851
Class G, 0.578% 10/15/20 (d)(h)	70,577	7,763
Class H, 0.668% 10/15/20 (d)(h)	44,426	1,333
Class J, 0.818% 10/15/20 (d)(h)	50,712	1,014
Class MHRO, 0.928% 10/15/20 (d)(h)	70,667	7,773
Class MJPM, 1.238% 10/15/20 (d)(h)	22,271	2,004
Class MSTR, 0.938% 10/15/20 (d)(h)	40,125	5,617
Class NHRO, 1.128% 10/15/20 (d)(h)	106,971	10,697
Class NSTR, 1.088% 10/15/20 (d)(h)	36,399	4,368
sequential payer:
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (d)(h)(j)	664,991	9,670
Series 2004-HQ3 Class A2, 4.05% 1/13/41	59,990	60,436
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	317,082
Series 2006-HQ10 Class A1, 5.131% 11/12/41	63,586	65,111
Series 2006-HQ8 Class A1, 5.124% 3/12/44	2,658	2,667
Series 2006-T23 Class A1, 5.682% 8/12/41	174,489	178,486
Series 2007-HQ11 Class A1, 5.246% 2/12/44	54,812	56,335
Series 2007-IQ13 Class A1, 5.05% 3/15/44	56,829	58,486
Series 2007-IQ14 Class A1, 5.38% 4/15/49	136,661	140,751
Series 2007-T25:
Class A1, 5.391% 11/12/49	38,736	40,076
Class A2, 5.507% 11/12/49	212,000	211,057
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (d)(h)(j)	1,563,627	16,254
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (d)(h)(j)	2,641,172	53,652
Series 2006-HQ10 Class X2, 0.4936% 11/12/41 (d)(h)(j)	1,274,225	18,768
Series 2006-HQ8 Class A3, 5.4384% 3/12/44 (h)	335,000	338,489
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	$ 321,000	$ 135,979
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	84,990
Series 2006-T23 Class A3, 5.8074% 8/12/41 (h)	110,000	110,449
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	392,000	144,840
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	93,396	97,469
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (h)	324,000	264,810
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (d)(h)	373,714	16,817
Class D, 0.9388% 7/17/17 (d)(h)	175,951	7,918
Class E, 1.0388% 7/17/17 (d)(h)	142,506	6,413
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	4,566	4,714
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	346,806	353,628
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (d)(h)	2,174	2,130
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	30,376	31,997
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	184,000	196,383
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (d)(h)	145,481	123,597
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (d)(h)	201,847	84,487
Class F, 0.585% 8/11/18 (d)(h)	214,060	81,296
Class G, 0.605% 8/11/18 (d)(h)	202,788	72,161
Class J, 0.845% 8/11/18 (d)(h)	45,086	9,478
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (d)(h)	16,443	3,289
Class AP2, 1.0388% 6/15/20 (d)(h)	26,799	4,020
Class F, 0.7188% 6/15/20 (d)(h)	526,588	94,786
Class LXR1, 0.9388% 6/15/20 (d)(h)	26,316	5,263
Class LXR2, 1.0388% 6/15/20 (d)(h)	358,510	35,851
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	68,465	69,318
Series 2006-C27 Class A2, 5.624% 7/15/45	193,000	194,929
Series 2006-C29:
Class A1, 5.11% 11/15/48	128,210	131,148
Class A3, 5.313% 11/15/48	574,000	557,526
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A1, 5.031% 12/15/43	$ 28,340	$ 28,932
Class A3, 5.246% 12/15/43	185,000	179,967
Class A4, 5.305% 12/15/43	64,000	54,882
Class A5, 5.342% 12/15/43	231,000	177,397
Series 2007-C31:
Class A1, 5.14% 4/15/47	29,714	30,336
Class A4, 5.509% 4/15/47	488,000	391,216
Series 2007-C32:
Class A2, 5.7354% 6/15/49 (h)	259,000	259,218
Class A3, 5.7404% 6/15/49 (h)	367,000	305,044
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	103,000	74,772
Series 2003-C8 Class XP, 0.3668% 11/15/35 (d)(h)(j)	699,523	2,764
Series 2003-C9 Class XP, 0.4821% 12/15/35 (d)(h)(j)	814,432	3,849
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(h)	166,000	141,100
Class 180B, 5.3979% 10/15/41 (d)(h)	76,000	60,800
Series 2005-C19 Class B, 4.892% 5/15/44	216,000	125,299
Series 2005-C22:
Class B, 5.3547% 12/15/44 (h)	479,000	222,238
Class F, 5.3547% 12/15/44 (d)(h)	360,000	79,105
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	216,000	34,297
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	648,000	134,946
Class XP, 0.4339% 12/15/43 (d)(h)(j)	2,568,275	39,198
Series 2007-C31 Class C, 5.6929% 4/15/47 (h)	59,000	10,677
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (h)	143,000	113,330
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $37,978,093)		42,418,007
Municipal Securities - 0.2%

California Gen. Oblig. 5.25% 4/1/14 (Cost $1,507,027)	1,500,000	1,546,965
Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount	Value
Canadian Government 2.375% 9/10/14	$ 870,000	$ 879,170
Chilean Republic 7.125% 1/11/12	460,000	519,234
Ontario Province 1.875% 11/19/12	2,000,000	2,010,868
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,355,506)		3,409,272
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $33,415)	37,000	39,029
Bank Notes - 0.1%

National City Bank, Cleveland 0.4606% 3/1/13 (h) (Cost $557,415)	750,000	712,500
Fixed-Income Funds - 8.9%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (i)	514,362	54,033,727
Fidelity Specialized High Income Central Fund (i)	64,201	5,977,741
TOTAL FIXED-INCOME FUNDS (Cost $57,927,533)		60,011,468
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (h)	$ 159,000	117,678
MUFG Capital Finance 1 Ltd. 6.346% (h)	624,000	576,693
		694,371
TOTAL PREFERRED SECURITIES (Cost $471,710)		694,371
Cash Equivalents - 5.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) # (Cost $39,142,000)	$ 39,142,181	$ 39,142,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $631,960,986)		666,933,486
NET OTHER ASSETS - 1.3%		9,091,629
NET ASSETS - 100%		$ 676,025,115
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)

	Oct. 2034	$ 107,490	$ (86,241)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	248,361	(242,037)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	119,548	(112,874)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	89,772	(67,142)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)

	Oct. 2034	$ 108,122	$ (82,215)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	36,015	(21,157)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (g)	March 2034	58	0
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	806	(743)
TOTAL CREDIT DEFAULT SWAPS		710,172	(612,409)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	25,000,000	1,728,890
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	843,846
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment ($1,411,812))	March 2012	25,000,000	2,380,500
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment ($1,130,978))	Nov. 2011	20,000,000	1,598,646
TOTAL INTEREST RATE SWAPS		89,783,000	6,551,882
		$ 90,493,172	$ 5,939,473
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,421,419 or 11.9% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $5,951,400 or 0.9% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,112,737.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,142,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 7,661,912
J.P. Morgan Securities, Inc.	3,830,956
Mizuho Securities USA, Inc.	13,982,989
RBC Capital Markets Corp.	257,797
UBS Securities LLC	13,408,346
$ 39,142,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 866,934
Fidelity Specialized High Income Central Fund	154,885
Total	$ 1,021,819
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 65,487,459	$ -	$ 13,613,732	$ 54,033,727	2.1%
Fidelity Corporate Bond 1-5 Year Central Fund	7,137,742	-	7,232,757*	-	0.0%
Fidelity Specialized High Income Central Fund	9,120,399	154,873	3,697,849	5,977,741	1.4%
Total	$ 81,745,600	$ 154,873	$ 24,544,338	$ 60,011,468

* Includes the value of shares redeemed through in-kind transactions.

Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 236,384,842	$ -	$ 236,384,842	$ -
U.S. Government and Government Agency Obligations	183,454,689	-	183,454,689	-
U.S. Government Agency - Mortgage Securities	41,192,528	-	41,192,528	-
Asset-Backed Securities	33,037,747	-	30,588,108	2,449,639
Collateralized Mortgage Obligations	24,890,068	-	23,354,906	1,535,162
Commercial Mortgage Securities	42,418,007	-	37,649,966	4,768,041
Municipal Securities	1,546,965	-	1,546,965	-
Foreign Government and Government Agency Obligations	3,409,272	-	3,409,272	-
Supranational Obligations	39,029	-	39,029	-
Bank Notes	712,500	-	712,500	-
Fixed-Income Funds	60,011,468	60,011,468	-	-
Preferred Securities	694,371	-	694,371	-
Cash Equivalents	39,142,000	-	39,142,000	-
Total Investments in Securities:	$ 666,933,486	$ 60,011,468	$ 598,169,176	$ 8,752,842
Derivative Instruments:
Assets
Swap Agreements	$ 6,551,882	$ -	$ 6,551,882	$ -
Liabilities
Swap Agreements	$ (612,409)	$ -	$ (67,143)	$ (545,266)
Total Derivative Instruments:	$ 5,939,473	$ -	$ 6,484,739	$ (545,266)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 2,950,274
Total Realized Gain (Loss)	37,151
Total Unrealized Gain (Loss)	5,447
Cost of Purchases	19,678
Proceeds of Sales	(393,287)
Amortization/Accretion	19,349
Transfers in/out of Level 3	(188,973)
Ending Balance	$ 2,449,639
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (31,637)
Collateralized Mortgage Obligations
Beginning Balance	$ 891,768
Total Realized Gain (Loss)	16,012
Total Unrealized Gain (Loss)	744,600
Cost of Purchases	-
Proceeds of Sales	(31,073)
Amortization/Accretion	8,247
Transfers in/out of Level 3	(94,392)
Ending Balance	$ 1,535,162
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 586,038
Commercial Mortgage Securities
Beginning Balance	$ 6,239,661
Total Realized Gain (Loss)	153,991
Total Unrealized Gain (Loss)	794,295
Cost of Purchases	-
Proceeds of Sales	(353,999)
Amortization/Accretion	83,705
Transfers in/out of Level 3	(2,149,612)
Ending Balance	$ 4,768,041
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 192,188
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (454,480)
Total Unrealized Gain (Loss)	(10,613)
Transfers in/out of Level 3	(80,173)
Ending Balance	$ (545,266)
Realized gain (loss) on Swap Agreements for the period	$ 4,170
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at November 30, 2009	$ (11,796)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $667,669,887. Net unrealized depreciation aggregated $736,401, of which $10,830,209 related to appreciated investment securities and $11,566,610 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $710,172 representing 0.10% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2009

1.813053.105

AMOR-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 4.9%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 (Cost $48,380)	$ 48,110	$ 48,390
U.S. Government Agency - Mortgage Securities - 110.0%

Fannie Mae - 75.3%
3.071% 10/1/33 (e)	107	111
3.253% 3/1/35 (e)	81	83
3.264% 9/1/34 (e)	915	945
3.273% 7/1/35 (e)	792	822
3.492% 8/1/35 (e)	668	693
3.864% 1/1/35 (e)	488	504
3.9% 9/1/36 (e)	766	797
3.961% 11/1/36 (e)	116	120
3.968% 1/1/35 (e)	1,937	1,986
3.981% 4/1/35 (e)	338	351
4% 9/1/24 to 9/1/39	9,304	9,374
4% 12/1/24 (b)	14,000	14,377
4% 12/1/24 (b)	10,000	10,269
4% 12/1/24 (b)	10,000	10,269
4% 12/1/24 (b)	2,500	2,567
4.069% 3/1/34 (e)	1,550	1,599
4.278% 11/1/36 (e)	2,271	2,340
4.291% 6/1/36 (e)	118	122
4.299% 3/1/33 (e)	59	61
4.433% 3/1/35 (e)	220	228
4.5% 5/1/23 to 8/1/39	39,450	40,633
4.5% 12/1/24 (b)	5,000	5,237
4.5% 12/1/24 (b)	10,000	10,475
4.5% 12/1/39 (b)(c)	41,500	42,588
4.5% 12/1/39 (b)	5,000	5,131
4.5% 12/1/39 (b)	48,000	49,258
4.5% 12/1/39 (b)	7,000	7,183
4.546% 7/1/35 (e)	147	152
4.613% 9/1/35 (e)	855	891
4.728% 11/1/35 (e)	861	900
4.987% 7/1/35 (e)	36	38
5% 9/1/16 to 8/1/39	87,999	92,844
5% 12/1/24 (b)	3,500	3,717
5% 12/1/24 (b)	2,600	2,762
5% 12/1/39 (b)	18,000	18,874
5% 12/1/39 (b)	2,000	2,097
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 12/1/39 (b)(c)	$ 15,800	$ 16,567
5% 12/1/39 (b)	6,500	6,816
5.141% 7/1/35 (e)	358	368
5.283% 2/1/37 (e)	1,599	1,668
5.306% 7/1/35 (e)	647	688
5.343% 6/1/36 (e)	1,620	1,705
5.5% 6/1/11 to 6/1/38 (b)	114,998	122,835
5.5% 12/1/24 (b)(c)	9,700	10,385
5.5% 12/1/39 (b)	9,500	10,101
5.5% 12/1/39 (b)	3,000	3,190
5.5% 12/1/39 (b)(c)	13,000	13,823
5.573% 10/1/36 (e)	285	299
5.846% 3/1/36 (e)	1,306	1,383
5.846% 3/1/36 (e)	1,569	1,670
5.856% 5/1/36 (e)	452	481
5.864% 7/1/36 (e)	563	599
5.937% 9/1/36 (e)	406	432
5.951% 4/1/36 (e)	397	421
6% 3/1/11 to 9/1/38	66,059	71,524
6% 12/1/39 (b)	8,000	8,575
6% 12/1/39 (b)(c)	59,000	63,241
6.002% 4/1/36 (e)	4,374	4,582
6.007% 9/1/36 (e)	543	578
6.041% 9/1/36 (e)	477	501
6.202% 8/1/46 (e)	264	281
6.365% 5/1/36 (e)	1,223	1,302
6.461% 4/1/37 (e)	766	816
6.499% 12/1/36 (e)	202	215
6.5% 5/1/12 to 5/1/38	24,858	27,031
6.5% 12/1/39 (b)(c)	15,800	17,067
6.518% 9/1/37 (e)	304	318
6.555% 12/1/36 (e)	285	303
6.736% 5/1/37 (e)	31	33
6.861% 9/1/37 (e)	514	547
7% 12/1/15 to 5/1/30	3,795	4,186
7.037% 9/1/37 (e)	678	722
7.5% 8/1/22 to 9/1/32	2,181	2,408
8% 12/1/29 to 3/1/37	157	175
8.5% 1/1/16 to 7/1/31	209	237
9% 2/1/13 to 10/1/30	472	546
9.5% 7/1/16 to 8/1/22	66	76
11% 8/1/10	1	1
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.25% 5/1/15	$ 5	$ 6
12.5% 8/1/15 to 3/1/16	16	18
12.75% 2/1/15	4	4
13.5% 9/1/14	3	3
		739,125
Freddie Mac - 23.8%
2.977% 5/1/34 (e)	25	26
3.155% 2/1/34 (e)	159	164
3.471% 3/1/35 (e)	158	162
3.578% 3/1/34 (e)	1,990	2,081
3.648% 3/1/35 (e)	462	470
3.813% 12/1/33 (e)	896	921
4.031% 6/1/35 (e)	246	256
4.04% 6/1/33 (e)	1,617	1,691
4.133% 10/1/33 (e)	1,136	1,182
4.165% 11/1/31 (e)	54	56
4.418% 11/1/35 (e)	858	886
4.46% 5/1/35 (e)	414	429
4.789% 2/1/36 (e)	196	206
5% 7/1/33 to 9/1/39	44,916	47,275
5% 12/1/39 (b)	7,000	7,338
5.034% 3/1/37 (e)	1,520	1,548
5.138% 4/1/35 (e)	78	82
5.275% 1/1/37 (e)	1,572	1,643
5.479% 4/1/37 (e)	326	338
5.5% 10/1/17 to 1/1/38	34,747	37,243
5.5% 12/1/39 (b)	22,000	23,412
5.5% 12/1/39 (b)	14,000	14,899
5.692% 10/1/35 (e)	203	215
5.724% 5/1/37 (e)	577	596
5.758% 4/1/37 (e)	1,584	1,634
5.823% 6/1/37 (e)	1,224	1,278
6% 4/1/14 to 8/1/37	31,211	33,836
6% 12/1/39 (b)(c)	6,000	6,436
6.077% 4/1/37 (e)	442	471
6.116% 10/1/36 (e)	103	110
6.203% 3/1/36 (e)	2,371	2,524
6.237% 7/1/36 (e)	504	525
6.281% 10/1/36 (e)	2,806	2,943
6.42% 6/1/37 (e)	166	177
6.421% 12/1/36 (e)	1,338	1,424
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.5% 4/1/11 to 3/1/37	$ 20,656	$ 22,461
6.572% 6/1/36 (e)	302	322
6.619% 6/1/37 (e)	186	198
6.653% 8/1/37 (e)	1,023	1,089
7% 6/1/21 to 9/1/36	5,595	6,154
7.168% 2/1/37 (e)	177	188
7.347% 4/1/37 (e)	78	83
7.5% 11/1/10 to 7/1/34	7,497	8,273
8% 11/1/16 to 1/1/37	216	241
8.5% 6/1/16 to 9/1/20	22	25
9% 9/1/16 to 5/1/21	182	204
10% 3/1/11 to 5/1/19	31	35
10.5% 2/1/16	2	2
12.5% 10/1/12 to 12/1/14	18	20
13% 12/1/13 to 6/1/15	50	57
		233,829
Government National Mortgage Association - 10.9%
4.5% 5/15/39 to 8/15/39	16,206	16,701
4.5% 12/1/39 (b)	5,000	5,140
4.5% 12/1/39 (b)	9,100	9,355
4.5% 12/1/39 (b)	7,300	7,504
5% 9/20/33 to 11/20/39	14,317	15,104
5.5% 12/15/38	190	202
5.5% 12/1/39 (b)	11,950	12,719
5.5% 12/1/39 (b)	7,500	7,983
5.5% 12/1/39 (b)	13,000	13,837
6% 1/15/36	6,102	6,640
6.5% 5/15/28 to 7/15/36	5,600	6,101
7% 2/15/24 to 7/15/32	2,870	3,155
7.5% 9/15/16 to 4/15/32	974	1,072
8% 6/15/21 to 12/15/25	379	420
8.5% 8/15/16 to 10/15/28	535	603
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	52	60
		106,598
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,044,648)		1,079,552
Asset-Backed Securities - 6.5%
	Principal Amount (000s)	Value (000s)
Bank of America Credit Card Master Trust Series 2007-B1 Class B1, 0.3188% 6/15/12 (e)	$ 5,000	$ 4,990
Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.4559% 12/25/35 (e)	2,487	2,346
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (e)	187	180
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	933
Capital One Multi-Asset Execution Trust Series 2007-B4 Class B4, 0.3288% 2/15/13 (e)	5,000	4,963
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (e)	12	12
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (e)	3,166	3,059
Series 2007-4 Class A1A, 0.3559% 9/25/37 (e)	2,448	2,375
Series 2007-5 Class 2A1, 0.3359% 4/25/29 (e)	1,475	1,330
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (e)	51	50
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	755
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	371
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(e)	148	22
Series 2004-AR2 Class B1, 2.1359% 8/25/34 (e)	796	60
Series 2006-HE6 Class A1, 0.2659% 8/25/36 (e)	707	677
Series 2006-HE8 Class A2A, 0.3059% 1/25/37 (e)	424	411
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.2859% 3/25/37 (e)	23	20
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,968	8,336
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (e)	214	203
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 0.6159% 8/25/35 (e)	4,026	3,833
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (e)	88	87
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	3,002	555
Series 2006-3 Class A1, 0.2659% 9/25/19 (e)	3,019	2,994
Series 2006-4 Class AIO, 6.35% 2/27/12 (f)	4,205	525
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	6,370	979
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	4,540	709
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (e)	12	11
Ocala Funding LLC Series 2006-1A Class A, 1.6366% 3/20/11 (a)(e)	2,100	777
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (e)	$ 137	$ 133
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (e)	179	168
RAMP Trust Series 2006-RS4 Class A2, 0.3459% 7/25/36 (e)	1,616	1,553
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	376	297
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3059% 2/25/37 (e)	165	160
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (e)	500	8
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (e)	217	115
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (e)	122	112
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.2759% 9/25/36 (e)	1,825	1,757
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6659% 5/25/35 (e)	1,995	936
Series 2007-BC4 Class A3, 0.4859% 11/25/37 (e)	3,347	3,158
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (e)	4,165	3,790
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0*
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	0*
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0*
WaMu Master Note Trust Series 2007-B1 Class B1, 4.95% 3/17/14 (a)	10,000	10,090
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3359% 7/25/36 (e)	219	214
TOTAL ASSET-BACKED SECURITIES (Cost $71,315)		64,054
Collateralized Mortgage Obligations - 13.3%

Private Sponsor - 3.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.52% 2/25/44 (e)	3,081	2,824
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.679% 10/25/34 (e)	1,405	1,208
Series 2004-A Class 2A2, 5.4434% 2/25/34 (e)	1,100	972
Series 2005-H Class 2A2, 4.7964% 9/25/35 (e)	1,607	685
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.3682% 11/25/36 (e)	171	99
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.5783% 1/28/32 (a)(e)	$ 210	$ 136
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0085% 10/25/34 (e)	1,452	1,269
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 0.7541% 10/18/54 (a)(e)	770	501
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (a)(e)	1,675	1,263
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (a)(e)	2,520	2,016
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (e)	700	175
Series 2006-2 Class C1, 0.7066% 12/20/54 (e)	155	47
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (e)	940	282
Class 2C1, 0.6666% 12/20/54 (e)	500	150
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (e)	1,355	339
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.1841% 1/20/44 (e)	661	403
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (e)	788	623
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4759% 4/25/36 (e)	2,425	1,189
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (e)	953	369
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (e)	3,814	1,912
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (e)	610	558
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	566	501
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3969% 4/25/33 (e)	826	757
Series 2003-20 Class 1A1, 5.5% 7/25/33	904	881
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3559% 7/25/36 (e)	3,202	2,954
Series 2006-5 Class A1, 0.3559% 6/25/36 (e)	6,518	5,959
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0911% 12/25/35 (e)	2,065	1,421
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 3.154% 11/25/34 (e)	3,773	3,190
Series 2005-AR2 Class 1A2, 4.5047% 3/25/35 (e)	553	290
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (e)	$ 236	$ 208
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (e)	2,750	2,267
TOTAL PRIVATE SPONSOR		35,448
U.S. Government Agency - 9.7%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,355	3,615
Class PZ, 6% 2/25/24	2,811	3,290
Series 1999-15 Class PC, 6% 9/25/18	136	136
Series 1999-17 Class PG, 6% 4/25/29	4,254	4,660
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,240
Series 1993-165 Class SH, 19.0927% 9/25/23 (h)	133	161
Series 2003-22 Class IO, 6% 4/25/33 (f)	3,283	492
Series 2003-26 Class KI, 5% 12/25/15 (f)	798	12
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	1,368	119
Series 2009-16 Class SA, 6.0141% 3/25/24 (e)(f)	4,028	351
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	3,105	2,687
Series 339 Class 29, 5.5% 7/1/18 (f)	1,458	182
Series 348 Class 14, 6.5% 8/1/34 (f)	769	149
Series 351:
Class 12, 5.5% 4/1/34 (f)	570	107
Class 13, 6% 3/1/34 (f)	727	137
Series 359, Class 19 6% 7/1/35 (f)	750	133
Series 384 Class 6, 5% 7/25/37 (f)	3,601	582
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-36 Class FG, 0.6359% 4/25/37 (e)	2,511	2,482
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,083	3,356
Series 1999-33 Class PK, 6% 7/25/29	1,999	2,181
Series 2001-52 Class YZ, 6.5% 10/25/31	179	198
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,435
Series 2001-72 Class NZ, 6% 12/25/31	1,007	1,093
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,227
Series 2005-73 Class SA, 16.9366% 8/25/35 (e)	739	858
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	$ 3,650	$ 3,969
Series 2001-31 Class ZC, 6.5% 7/25/31	1,255	1,378
Series 2002-16 Class ZD, 6.5% 4/25/32	559	613
Series 2002-79 Class Z, 5.5% 11/25/22	2,210	2,338
Series 2003-80 Class CG, 6% 4/25/30	493	517
Series 2005-41 Class LA, 5.5% 5/25/35	3,094	3,309
Series 2003-21 Class SK, 7.8641% 3/25/33 (f)(h)	664	119
Series 2003-3 Class HS, 7.4141% 9/25/16 (f)(h)	28	1
Series 2003-35:
Class BS, 6.7641% 4/25/17 (f)(h)	365	18
Class TQ, 7.2641% 5/25/18 (e)(f)	590	60
Series 2003-42:
Class HS, 6.8641% 12/25/17 (f)(h)	5,163	383
Class SJ, 6.8141% 11/25/22 (e)(f)	676	51
Series 2003-48 Class HI, 5% 11/25/17 (f)	2,102	135
Series 2004-54 Class SW, 5.7641% 6/25/33 (f)(h)	2,978	275
Series 2006-4 Class IT, 6% 10/25/35 (f)	340	25
Series 2007-36:
Class GO, 4/25/37 (g)	402	358
Class SG, 6.3641% 4/25/37 (f)(h)	5,213	596
Series 2007-57 Class SA, 39.2044% 6/25/37 (h)	2,739	4,453
Series 2007-66:
Class FB, 0.6359% 7/25/37 (e)	4,058	4,032
Class SB, 38.1844% 7/25/37 (h)	748	1,241
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	134	129
Class GY, 0% 5/15/37 (e)	166	152
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	3,815	4,164
Series 2104 Class PG, 6% 12/15/28	1,201	1,312
Series 2162 Class PH, 6% 6/15/29	401	447
Series 70 Class C, 9% 9/15/20	82	93
sequential payer Series 2114 Class ZM, 6% 1/15/29	555	607
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,344	1,495
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (e)	$ 329	$ 318
Series 3129 Class MF, 0% 7/15/34 (e)	211	206
Series 3222 Class HF, 0% 9/15/36 (e)	334	315
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,542	1,651
Series 2154 Class PT, 6% 5/15/29	2,361	2,560
Series 2435 Class VG, 6% 2/15/13	543	557
Series 2520 Class BE, 6% 11/15/32	1,970	2,157
Series 2585 Class KS, 7.3613% 3/15/23 (f)(h)	352	36
Series 2590 Class YR, 5.5% 9/15/32 (f)	135	16
Series 2802 Class OB, 6% 5/15/34 (d)	3,375	3,789
Series 2810 Class PD, 6% 6/15/33	2,540	2,757
Series 3077 Class TO, 4/15/35 (g)	3,632	3,066
Series 3122 Class DS, 6.4613% 3/15/36 (e)(f)	3,227	514
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,674	1,832
Series 2274 Class ZM, 6.5% 1/15/31	637	691
Series 2281 Class ZB, 6% 3/15/30	733	816
Series 2502 Class ZC, 6% 9/15/32	1,774	1,932
Series 2564 Class ES, 7.3613% 2/15/22 (f)(h)	428	20
Series 2575 Class ID, 5.5% 8/15/22 (f)	88	7
Series 2817 Class SD, 6.8113% 7/15/30 (f)(h)	1,008	67
Series 3097 Class IA, 5.5% 3/15/33 (f)	2,915	306
Series 1658 Class GZ, 7% 1/15/24	1,811	2,011
Series 2587 Class IM, 6.5% 3/15/33 (f)	1,096	180
Series 2844:
Class SC, 45.2481% 8/15/24 (h)	78	142
Class SD, 83.3462% 8/15/24 (h)	114	292
Series 2957 Class SW, 5.7613% 4/15/35 (e)(f)	4,853	427
Series 3002 Class SN, 6.2613% 7/15/35 (f)(h)	4,795	486
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,529	1,673
Series 2004-32 Class GS, 6.2613% 5/16/34 (f)(h)	1,138	159
TOTAL U.S. GOVERNMENT AGENCY		95,136
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,363)		130,584
Commercial Mortgage Securities - 2.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (e)	$ 8,300	$ 7,662
Class PS1, 1.3956% 2/14/43 (e)(f)	12,494	487
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (a)(e)	239	41
Class B2, 1.5859% 10/25/36 (a)(e)	156	23
Class B3, 2.8359% 10/25/36 (a)(e)	280	42
Class M4, 0.6659% 10/25/36 (a)(e)	239	63
Class M5, 0.7159% 10/25/36 (a)(e)	304	73
Class M6, 0.7959% 10/25/36 (a)(e)	590	118
Series 2006-4A:
Class B1, 0.9359% 12/25/36 (a)(e)	93	20
Class B2, 1.4859% 12/25/36 (a)(e)	89	17
Class B3, 2.6859% 12/25/36 (a)(e)	165	29
Series 2007-1:
Class B1, 0.9059% 3/25/37 (a)(e)	139	26
Class B2, 1.3859% 3/25/37 (a)(e)	102	16
Class B3, 3.5859% 3/25/37 (a)(e)	290	38
Class M1, 0.5059% 3/25/37 (a)(e)	117	46
Class M2, 0.5259% 3/25/37 (a)(e)	90	32
Class M3, 0.5559% 3/25/37 (a)(e)	79	24
Class M4, 0.6059% 3/25/37 (a)(e)	60	17
Class M5, 0.6559% 3/25/37 (a)(e)	98	24
Class M6, 0.7359% 3/25/37 (a)(e)	139	31
Series 2007-2A:
Class B1, 1.8359% 7/25/37 (a)(e)	110	17
Class B2, 2.4859% 7/25/37 (a)(e)	93	14
Class B3, 3.5859% 7/25/37 (a)(e)	106	15
Class M4, 0.8859% 7/25/37 (a)(e)	136	30
Class M5, 0.9859% 7/25/37 (a)(e)	123	25
Class M6, 1.2359% 7/25/37 (a)(e)	153	26
Series 2007-3:
Class B1, 1.1859% 7/25/37 (a)(e)	94	19
Class B2, 1.8359% 7/25/37 (a)(e)	247	42
Class B3, 4.2359% 7/25/37 (a)(e)	127	19
Class M1, 0.5459% 7/25/37 (a)(e)	83	31
Class M2, 0.5759% 7/25/37 (a)(e)	87	30
Class M3, 0.6059% 7/25/37 (a)(e)	141	46
Class M4, 0.7359% 7/25/37 (a)(e)	225	65
Class M5, 0.8359% 7/25/37 (a)(e)	112	27
Class M6, 1.0359% 7/25/37 (a)(e)	87	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (a)(e)	$ 132	$ 16
Class B2, 3.6859% 9/25/37 (a)(e)	488	54
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.0852% 5/15/35 (a)(e)(f)	25,373	920
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,102
Class F, 7.734% 1/15/32	600	595
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.8051% 8/10/45 (e)	9,000	7,409
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	200
Series 2004-C2 Class XCP, 1.0501% 3/15/36 (a)(e)(f)	62,797	762
Series 2007-C1 Class XCP, 0.4739% 2/15/40 (e)(f)	14,259	196
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	141
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.7082% 4/4/27 (e)	5,000	5,162
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $32,550)		25,812
Commercial Paper - 1.0%

Dow Chemical Co. 1.3% 12/15/09 (Cost $9,995)	10,000	9,998
Cash Equivalents - 8.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 5,204	5,204
0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) #	79,990	79,990
TOTAL CASH EQUIVALENTS (Cost $85,194)		85,194
TOTAL INVESTMENT PORTFOLIO - 147.0% (Cost $1,424,445)		1,443,584
NET OTHER ASSETS - (47.0)%		(461,599)
NET ASSETS - 100%		$ 981,985
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Index Contracts
33 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2010	$ 7,190	$ (13)

The face value of futures sold as a percentage of net assets - 0.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	$ 10,000	$ (99)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.8025% with JPMorgan Chase, Inc.	Oct. 2014	14,330	(370)
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	146
		$ 27,930	$ (323)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,125,000 or 2.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $56,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,204,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 2,731
Banc of America Securities LLC	1,020
Barclays Capital, Inc.	1,453
$ 5,204
$79,990,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 15,658
J.P. Morgan Securities, Inc.	7,829
Mizuho Securities USA, Inc.	28,575
RBC Capital Markets Corp.	527
UBS Securities LLC	27,401
$ 79,990
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 48,390	$ -	$ 48,390	$ -
U.S. Government Agency - Mortgage Securities	1,079,552	-	1,079,552	-
Asset-Backed Securities	64,054	-	49,967	14,087
Collateralized Mortgage Obligations	130,584	-	128,328	2,256
Commercial Mortgage Securities	25,812	-	24,636	1,176
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Commercial Paper	9,998	-	9,998	-
Cash Equivalents	85,194	-	85,194	-
Total Investments in Securities:	$ 1,443,584	$ -	$ 1,426,065	$ 17,519
Derivative Instruments:
Assets
Swap Agreements	$ 146	$ -	$ 146	$ -
Liabilities
Futures Contracts	$ (13)	$ (13)	$ -	$ -
Swap Agreements	(469)	-	(469)	-
Total Liabilities	$ (482)	$ (13)	$ (469)	$ -
Total Derivative Instruments:	$ (336)	$ (13)	$ (323)	$ -
Other Financial Instruments:
Forward Commitments	$ (1,262)	$ -	$ (1,262)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 8,780
Total Realized Gain (Loss)	(74)
Total Unrealized Gain (Loss)	3,079
Cost of Purchases	66
Proceeds of Sales	(1,335)
Amortization/Accretion	(40)
Transfers in/out of Level 3	3,611
Ending Balance	$ 14,087
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 2,960
Collateralized Mortgage Obligations
Beginning Balance	$ 297
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	583
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	1,376
Ending Balance	$ 2,256
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 583
(Amounts in thousands)
Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$ 1,138
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	166
Cost of Purchases	-
Proceeds of Sales	(121)
Amortization/Accretion	(7)
Transfers in/out of Level 3	-
Ending Balance	$ 1,176
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 166

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,424,188,000. Net unrealized appreciation aggregated $19,396,000, of which $44,858,000 related to appreciated investment securities and $25,462,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Mortgage Securities Fund

(A Class of Fidelity® Advisor
Mortgage Securities Fund)

November 30, 2009

1.813258.105

MOR-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 4.9%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 (Cost $48,380)	$ 48,110	$ 48,390
U.S. Government Agency - Mortgage Securities - 110.0%

Fannie Mae - 75.3%
3.071% 10/1/33 (e)	107	111
3.253% 3/1/35 (e)	81	83
3.264% 9/1/34 (e)	915	945
3.273% 7/1/35 (e)	792	822
3.492% 8/1/35 (e)	668	693
3.864% 1/1/35 (e)	488	504
3.9% 9/1/36 (e)	766	797
3.961% 11/1/36 (e)	116	120
3.968% 1/1/35 (e)	1,937	1,986
3.981% 4/1/35 (e)	338	351
4% 9/1/24 to 9/1/39	9,304	9,374
4% 12/1/24 (b)	14,000	14,377
4% 12/1/24 (b)	10,000	10,269
4% 12/1/24 (b)	10,000	10,269
4% 12/1/24 (b)	2,500	2,567
4.069% 3/1/34 (e)	1,550	1,599
4.278% 11/1/36 (e)	2,271	2,340
4.291% 6/1/36 (e)	118	122
4.299% 3/1/33 (e)	59	61
4.433% 3/1/35 (e)	220	228
4.5% 5/1/23 to 8/1/39	39,450	40,633
4.5% 12/1/24 (b)	5,000	5,237
4.5% 12/1/24 (b)	10,000	10,475
4.5% 12/1/39 (b)(c)	41,500	42,588
4.5% 12/1/39 (b)	5,000	5,131
4.5% 12/1/39 (b)	48,000	49,258
4.5% 12/1/39 (b)	7,000	7,183
4.546% 7/1/35 (e)	147	152
4.613% 9/1/35 (e)	855	891
4.728% 11/1/35 (e)	861	900
4.987% 7/1/35 (e)	36	38
5% 9/1/16 to 8/1/39	87,999	92,844
5% 12/1/24 (b)	3,500	3,717
5% 12/1/24 (b)	2,600	2,762
5% 12/1/39 (b)	18,000	18,874
5% 12/1/39 (b)	2,000	2,097
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 12/1/39 (b)(c)	$ 15,800	$ 16,567
5% 12/1/39 (b)	6,500	6,816
5.141% 7/1/35 (e)	358	368
5.283% 2/1/37 (e)	1,599	1,668
5.306% 7/1/35 (e)	647	688
5.343% 6/1/36 (e)	1,620	1,705
5.5% 6/1/11 to 6/1/38 (b)	114,998	122,835
5.5% 12/1/24 (b)(c)	9,700	10,385
5.5% 12/1/39 (b)	9,500	10,101
5.5% 12/1/39 (b)	3,000	3,190
5.5% 12/1/39 (b)(c)	13,000	13,823
5.573% 10/1/36 (e)	285	299
5.846% 3/1/36 (e)	1,306	1,383
5.846% 3/1/36 (e)	1,569	1,670
5.856% 5/1/36 (e)	452	481
5.864% 7/1/36 (e)	563	599
5.937% 9/1/36 (e)	406	432
5.951% 4/1/36 (e)	397	421
6% 3/1/11 to 9/1/38	66,059	71,524
6% 12/1/39 (b)	8,000	8,575
6% 12/1/39 (b)(c)	59,000	63,241
6.002% 4/1/36 (e)	4,374	4,582
6.007% 9/1/36 (e)	543	578
6.041% 9/1/36 (e)	477	501
6.202% 8/1/46 (e)	264	281
6.365% 5/1/36 (e)	1,223	1,302
6.461% 4/1/37 (e)	766	816
6.499% 12/1/36 (e)	202	215
6.5% 5/1/12 to 5/1/38	24,858	27,031
6.5% 12/1/39 (b)(c)	15,800	17,067
6.518% 9/1/37 (e)	304	318
6.555% 12/1/36 (e)	285	303
6.736% 5/1/37 (e)	31	33
6.861% 9/1/37 (e)	514	547
7% 12/1/15 to 5/1/30	3,795	4,186
7.037% 9/1/37 (e)	678	722
7.5% 8/1/22 to 9/1/32	2,181	2,408
8% 12/1/29 to 3/1/37	157	175
8.5% 1/1/16 to 7/1/31	209	237
9% 2/1/13 to 10/1/30	472	546
9.5% 7/1/16 to 8/1/22	66	76
11% 8/1/10	1	1
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.25% 5/1/15	$ 5	$ 6
12.5% 8/1/15 to 3/1/16	16	18
12.75% 2/1/15	4	4
13.5% 9/1/14	3	3
		739,125
Freddie Mac - 23.8%
2.977% 5/1/34 (e)	25	26
3.155% 2/1/34 (e)	159	164
3.471% 3/1/35 (e)	158	162
3.578% 3/1/34 (e)	1,990	2,081
3.648% 3/1/35 (e)	462	470
3.813% 12/1/33 (e)	896	921
4.031% 6/1/35 (e)	246	256
4.04% 6/1/33 (e)	1,617	1,691
4.133% 10/1/33 (e)	1,136	1,182
4.165% 11/1/31 (e)	54	56
4.418% 11/1/35 (e)	858	886
4.46% 5/1/35 (e)	414	429
4.789% 2/1/36 (e)	196	206
5% 7/1/33 to 9/1/39	44,916	47,275
5% 12/1/39 (b)	7,000	7,338
5.034% 3/1/37 (e)	1,520	1,548
5.138% 4/1/35 (e)	78	82
5.275% 1/1/37 (e)	1,572	1,643
5.479% 4/1/37 (e)	326	338
5.5% 10/1/17 to 1/1/38	34,747	37,243
5.5% 12/1/39 (b)	22,000	23,412
5.5% 12/1/39 (b)	14,000	14,899
5.692% 10/1/35 (e)	203	215
5.724% 5/1/37 (e)	577	596
5.758% 4/1/37 (e)	1,584	1,634
5.823% 6/1/37 (e)	1,224	1,278
6% 4/1/14 to 8/1/37	31,211	33,836
6% 12/1/39 (b)(c)	6,000	6,436
6.077% 4/1/37 (e)	442	471
6.116% 10/1/36 (e)	103	110
6.203% 3/1/36 (e)	2,371	2,524
6.237% 7/1/36 (e)	504	525
6.281% 10/1/36 (e)	2,806	2,943
6.42% 6/1/37 (e)	166	177
6.421% 12/1/36 (e)	1,338	1,424
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.5% 4/1/11 to 3/1/37	$ 20,656	$ 22,461
6.572% 6/1/36 (e)	302	322
6.619% 6/1/37 (e)	186	198
6.653% 8/1/37 (e)	1,023	1,089
7% 6/1/21 to 9/1/36	5,595	6,154
7.168% 2/1/37 (e)	177	188
7.347% 4/1/37 (e)	78	83
7.5% 11/1/10 to 7/1/34	7,497	8,273
8% 11/1/16 to 1/1/37	216	241
8.5% 6/1/16 to 9/1/20	22	25
9% 9/1/16 to 5/1/21	182	204
10% 3/1/11 to 5/1/19	31	35
10.5% 2/1/16	2	2
12.5% 10/1/12 to 12/1/14	18	20
13% 12/1/13 to 6/1/15	50	57
		233,829
Government National Mortgage Association - 10.9%
4.5% 5/15/39 to 8/15/39	16,206	16,701
4.5% 12/1/39 (b)	5,000	5,140
4.5% 12/1/39 (b)	9,100	9,355
4.5% 12/1/39 (b)	7,300	7,504
5% 9/20/33 to 11/20/39	14,317	15,104
5.5% 12/15/38	190	202
5.5% 12/1/39 (b)	11,950	12,719
5.5% 12/1/39 (b)	7,500	7,983
5.5% 12/1/39 (b)	13,000	13,837
6% 1/15/36	6,102	6,640
6.5% 5/15/28 to 7/15/36	5,600	6,101
7% 2/15/24 to 7/15/32	2,870	3,155
7.5% 9/15/16 to 4/15/32	974	1,072
8% 6/15/21 to 12/15/25	379	420
8.5% 8/15/16 to 10/15/28	535	603
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	52	60
		106,598
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,044,648)		1,079,552
Asset-Backed Securities - 6.5%
	Principal Amount (000s)	Value (000s)
Bank of America Credit Card Master Trust Series 2007-B1 Class B1, 0.3188% 6/15/12 (e)	$ 5,000	$ 4,990
Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.4559% 12/25/35 (e)	2,487	2,346
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (e)	187	180
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	933
Capital One Multi-Asset Execution Trust Series 2007-B4 Class B4, 0.3288% 2/15/13 (e)	5,000	4,963
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (e)	12	12
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (e)	3,166	3,059
Series 2007-4 Class A1A, 0.3559% 9/25/37 (e)	2,448	2,375
Series 2007-5 Class 2A1, 0.3359% 4/25/29 (e)	1,475	1,330
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (e)	51	50
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	755
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	371
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(e)	148	22
Series 2004-AR2 Class B1, 2.1359% 8/25/34 (e)	796	60
Series 2006-HE6 Class A1, 0.2659% 8/25/36 (e)	707	677
Series 2006-HE8 Class A2A, 0.3059% 1/25/37 (e)	424	411
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.2859% 3/25/37 (e)	23	20
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,968	8,336
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (e)	214	203
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 0.6159% 8/25/35 (e)	4,026	3,833
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (e)	88	87
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	3,002	555
Series 2006-3 Class A1, 0.2659% 9/25/19 (e)	3,019	2,994
Series 2006-4 Class AIO, 6.35% 2/27/12 (f)	4,205	525
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	6,370	979
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	4,540	709
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (e)	12	11
Ocala Funding LLC Series 2006-1A Class A, 1.6366% 3/20/11 (a)(e)	2,100	777
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (e)	$ 137	$ 133
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (e)	179	168
RAMP Trust Series 2006-RS4 Class A2, 0.3459% 7/25/36 (e)	1,616	1,553
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	376	297
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3059% 2/25/37 (e)	165	160
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (e)	500	8
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (e)	217	115
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (e)	122	112
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.2759% 9/25/36 (e)	1,825	1,757
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6659% 5/25/35 (e)	1,995	936
Series 2007-BC4 Class A3, 0.4859% 11/25/37 (e)	3,347	3,158
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (e)	4,165	3,790
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0*
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	0*
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0*
WaMu Master Note Trust Series 2007-B1 Class B1, 4.95% 3/17/14 (a)	10,000	10,090
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3359% 7/25/36 (e)	219	214
TOTAL ASSET-BACKED SECURITIES (Cost $71,315)		64,054
Collateralized Mortgage Obligations - 13.3%

Private Sponsor - 3.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.52% 2/25/44 (e)	3,081	2,824
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.679% 10/25/34 (e)	1,405	1,208
Series 2004-A Class 2A2, 5.4434% 2/25/34 (e)	1,100	972
Series 2005-H Class 2A2, 4.7964% 9/25/35 (e)	1,607	685
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.3682% 11/25/36 (e)	171	99
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.5783% 1/28/32 (a)(e)	$ 210	$ 136
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0085% 10/25/34 (e)	1,452	1,269
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 0.7541% 10/18/54 (a)(e)	770	501
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (a)(e)	1,675	1,263
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (a)(e)	2,520	2,016
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (e)	700	175
Series 2006-2 Class C1, 0.7066% 12/20/54 (e)	155	47
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (e)	940	282
Class 2C1, 0.6666% 12/20/54 (e)	500	150
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (e)	1,355	339
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.1841% 1/20/44 (e)	661	403
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (e)	788	623
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4759% 4/25/36 (e)	2,425	1,189
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (e)	953	369
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (e)	3,814	1,912
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (e)	610	558
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	566	501
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3969% 4/25/33 (e)	826	757
Series 2003-20 Class 1A1, 5.5% 7/25/33	904	881
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3559% 7/25/36 (e)	3,202	2,954
Series 2006-5 Class A1, 0.3559% 6/25/36 (e)	6,518	5,959
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0911% 12/25/35 (e)	2,065	1,421
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 3.154% 11/25/34 (e)	3,773	3,190
Series 2005-AR2 Class 1A2, 4.5047% 3/25/35 (e)	553	290
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (e)	$ 236	$ 208
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (e)	2,750	2,267
TOTAL PRIVATE SPONSOR		35,448
U.S. Government Agency - 9.7%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,355	3,615
Class PZ, 6% 2/25/24	2,811	3,290
Series 1999-15 Class PC, 6% 9/25/18	136	136
Series 1999-17 Class PG, 6% 4/25/29	4,254	4,660
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,240
Series 1993-165 Class SH, 19.0927% 9/25/23 (h)	133	161
Series 2003-22 Class IO, 6% 4/25/33 (f)	3,283	492
Series 2003-26 Class KI, 5% 12/25/15 (f)	798	12
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	1,368	119
Series 2009-16 Class SA, 6.0141% 3/25/24 (e)(f)	4,028	351
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	3,105	2,687
Series 339 Class 29, 5.5% 7/1/18 (f)	1,458	182
Series 348 Class 14, 6.5% 8/1/34 (f)	769	149
Series 351:
Class 12, 5.5% 4/1/34 (f)	570	107
Class 13, 6% 3/1/34 (f)	727	137
Series 359, Class 19 6% 7/1/35 (f)	750	133
Series 384 Class 6, 5% 7/25/37 (f)	3,601	582
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-36 Class FG, 0.6359% 4/25/37 (e)	2,511	2,482
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,083	3,356
Series 1999-33 Class PK, 6% 7/25/29	1,999	2,181
Series 2001-52 Class YZ, 6.5% 10/25/31	179	198
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,435
Series 2001-72 Class NZ, 6% 12/25/31	1,007	1,093
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,227
Series 2005-73 Class SA, 16.9366% 8/25/35 (e)	739	858
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	$ 3,650	$ 3,969
Series 2001-31 Class ZC, 6.5% 7/25/31	1,255	1,378
Series 2002-16 Class ZD, 6.5% 4/25/32	559	613
Series 2002-79 Class Z, 5.5% 11/25/22	2,210	2,338
Series 2003-80 Class CG, 6% 4/25/30	493	517
Series 2005-41 Class LA, 5.5% 5/25/35	3,094	3,309
Series 2003-21 Class SK, 7.8641% 3/25/33 (f)(h)	664	119
Series 2003-3 Class HS, 7.4141% 9/25/16 (f)(h)	28	1
Series 2003-35:
Class BS, 6.7641% 4/25/17 (f)(h)	365	18
Class TQ, 7.2641% 5/25/18 (e)(f)	590	60
Series 2003-42:
Class HS, 6.8641% 12/25/17 (f)(h)	5,163	383
Class SJ, 6.8141% 11/25/22 (e)(f)	676	51
Series 2003-48 Class HI, 5% 11/25/17 (f)	2,102	135
Series 2004-54 Class SW, 5.7641% 6/25/33 (f)(h)	2,978	275
Series 2006-4 Class IT, 6% 10/25/35 (f)	340	25
Series 2007-36:
Class GO, 4/25/37 (g)	402	358
Class SG, 6.3641% 4/25/37 (f)(h)	5,213	596
Series 2007-57 Class SA, 39.2044% 6/25/37 (h)	2,739	4,453
Series 2007-66:
Class FB, 0.6359% 7/25/37 (e)	4,058	4,032
Class SB, 38.1844% 7/25/37 (h)	748	1,241
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	134	129
Class GY, 0% 5/15/37 (e)	166	152
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	3,815	4,164
Series 2104 Class PG, 6% 12/15/28	1,201	1,312
Series 2162 Class PH, 6% 6/15/29	401	447
Series 70 Class C, 9% 9/15/20	82	93
sequential payer Series 2114 Class ZM, 6% 1/15/29	555	607
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,344	1,495
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (e)	$ 329	$ 318
Series 3129 Class MF, 0% 7/15/34 (e)	211	206
Series 3222 Class HF, 0% 9/15/36 (e)	334	315
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,542	1,651
Series 2154 Class PT, 6% 5/15/29	2,361	2,560
Series 2435 Class VG, 6% 2/15/13	543	557
Series 2520 Class BE, 6% 11/15/32	1,970	2,157
Series 2585 Class KS, 7.3613% 3/15/23 (f)(h)	352	36
Series 2590 Class YR, 5.5% 9/15/32 (f)	135	16
Series 2802 Class OB, 6% 5/15/34 (d)	3,375	3,789
Series 2810 Class PD, 6% 6/15/33	2,540	2,757
Series 3077 Class TO, 4/15/35 (g)	3,632	3,066
Series 3122 Class DS, 6.4613% 3/15/36 (e)(f)	3,227	514
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,674	1,832
Series 2274 Class ZM, 6.5% 1/15/31	637	691
Series 2281 Class ZB, 6% 3/15/30	733	816
Series 2502 Class ZC, 6% 9/15/32	1,774	1,932
Series 2564 Class ES, 7.3613% 2/15/22 (f)(h)	428	20
Series 2575 Class ID, 5.5% 8/15/22 (f)	88	7
Series 2817 Class SD, 6.8113% 7/15/30 (f)(h)	1,008	67
Series 3097 Class IA, 5.5% 3/15/33 (f)	2,915	306
Series 1658 Class GZ, 7% 1/15/24	1,811	2,011
Series 2587 Class IM, 6.5% 3/15/33 (f)	1,096	180
Series 2844:
Class SC, 45.2481% 8/15/24 (h)	78	142
Class SD, 83.3462% 8/15/24 (h)	114	292
Series 2957 Class SW, 5.7613% 4/15/35 (e)(f)	4,853	427
Series 3002 Class SN, 6.2613% 7/15/35 (f)(h)	4,795	486
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,529	1,673
Series 2004-32 Class GS, 6.2613% 5/16/34 (f)(h)	1,138	159
TOTAL U.S. GOVERNMENT AGENCY		95,136
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,363)		130,584
Commercial Mortgage Securities - 2.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (e)	$ 8,300	$ 7,662
Class PS1, 1.3956% 2/14/43 (e)(f)	12,494	487
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (a)(e)	239	41
Class B2, 1.5859% 10/25/36 (a)(e)	156	23
Class B3, 2.8359% 10/25/36 (a)(e)	280	42
Class M4, 0.6659% 10/25/36 (a)(e)	239	63
Class M5, 0.7159% 10/25/36 (a)(e)	304	73
Class M6, 0.7959% 10/25/36 (a)(e)	590	118
Series 2006-4A:
Class B1, 0.9359% 12/25/36 (a)(e)	93	20
Class B2, 1.4859% 12/25/36 (a)(e)	89	17
Class B3, 2.6859% 12/25/36 (a)(e)	165	29
Series 2007-1:
Class B1, 0.9059% 3/25/37 (a)(e)	139	26
Class B2, 1.3859% 3/25/37 (a)(e)	102	16
Class B3, 3.5859% 3/25/37 (a)(e)	290	38
Class M1, 0.5059% 3/25/37 (a)(e)	117	46
Class M2, 0.5259% 3/25/37 (a)(e)	90	32
Class M3, 0.5559% 3/25/37 (a)(e)	79	24
Class M4, 0.6059% 3/25/37 (a)(e)	60	17
Class M5, 0.6559% 3/25/37 (a)(e)	98	24
Class M6, 0.7359% 3/25/37 (a)(e)	139	31
Series 2007-2A:
Class B1, 1.8359% 7/25/37 (a)(e)	110	17
Class B2, 2.4859% 7/25/37 (a)(e)	93	14
Class B3, 3.5859% 7/25/37 (a)(e)	106	15
Class M4, 0.8859% 7/25/37 (a)(e)	136	30
Class M5, 0.9859% 7/25/37 (a)(e)	123	25
Class M6, 1.2359% 7/25/37 (a)(e)	153	26
Series 2007-3:
Class B1, 1.1859% 7/25/37 (a)(e)	94	19
Class B2, 1.8359% 7/25/37 (a)(e)	247	42
Class B3, 4.2359% 7/25/37 (a)(e)	127	19
Class M1, 0.5459% 7/25/37 (a)(e)	83	31
Class M2, 0.5759% 7/25/37 (a)(e)	87	30
Class M3, 0.6059% 7/25/37 (a)(e)	141	46
Class M4, 0.7359% 7/25/37 (a)(e)	225	65
Class M5, 0.8359% 7/25/37 (a)(e)	112	27
Class M6, 1.0359% 7/25/37 (a)(e)	87	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (a)(e)	$ 132	$ 16
Class B2, 3.6859% 9/25/37 (a)(e)	488	54
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.0852% 5/15/35 (a)(e)(f)	25,373	920
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,102
Class F, 7.734% 1/15/32	600	595
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.8051% 8/10/45 (e)	9,000	7,409
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	200
Series 2004-C2 Class XCP, 1.0501% 3/15/36 (a)(e)(f)	62,797	762
Series 2007-C1 Class XCP, 0.4739% 2/15/40 (e)(f)	14,259	196
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	141
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.7082% 4/4/27 (e)	5,000	5,162
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $32,550)		25,812
Commercial Paper - 1.0%

Dow Chemical Co. 1.3% 12/15/09 (Cost $9,995)	10,000	9,998
Cash Equivalents - 8.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 5,204	5,204
0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) #	79,990	79,990
TOTAL CASH EQUIVALENTS (Cost $85,194)		85,194
TOTAL INVESTMENT PORTFOLIO - 147.0% (Cost $1,424,445)		1,443,584
NET OTHER ASSETS - (47.0)%		(461,599)
NET ASSETS - 100%		$ 981,985
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Index Contracts
33 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2010	$ 7,190	$ (13)

The face value of futures sold as a percentage of net assets - 0.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	$ 10,000	$ (99)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.8025% with JPMorgan Chase, Inc.	Oct. 2014	14,330	(370)
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	146
		$ 27,930	$ (323)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,125,000 or 2.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $56,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,204,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 2,731
Banc of America Securities LLC	1,020
Barclays Capital, Inc.	1,453
$ 5,204
$79,990,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 15,658
J.P. Morgan Securities, Inc.	7,829
Mizuho Securities USA, Inc.	28,575
RBC Capital Markets Corp.	527
UBS Securities LLC	27,401
$ 79,990
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 48,390	$ -	$ 48,390	$ -
U.S. Government Agency - Mortgage Securities	1,079,552	-	1,079,552	-
Asset-Backed Securities	64,054	-	49,967	14,087
Collateralized Mortgage Obligations	130,584	-	128,328	2,256
Commercial Mortgage Securities	25,812	-	24,636	1,176
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Commercial Paper	9,998	-	9,998	-
Cash Equivalents	85,194	-	85,194	-
Total Investments in Securities:	$ 1,443,584	$ -	$ 1,426,065	$ 17,519
Derivative Instruments:
Assets
Swap Agreements	$ 146	$ -	$ 146	$ -
Liabilities
Futures Contracts	$ (13)	$ (13)	$ -	$ -
Swap Agreements	(469)	-	(469)	-
Total Liabilities	$ (482)	$ (13)	$ (469)	$ -
Total Derivative Instruments:	$ (336)	$ (13)	$ (323)	$ -
Other Financial Instruments:
Forward Commitments	$ (1,262)	$ -	$ (1,262)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 8,780
Total Realized Gain (Loss)	(74)
Total Unrealized Gain (Loss)	3,079
Cost of Purchases	66
Proceeds of Sales	(1,335)
Amortization/Accretion	(40)
Transfers in/out of Level 3	3,611
Ending Balance	$ 14,087
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 2,960
Collateralized Mortgage Obligations
Beginning Balance	$ 297
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	583
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	1,376
Ending Balance	$ 2,256
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 583
(Amounts in thousands)
Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$ 1,138
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	166
Cost of Purchases	-
Proceeds of Sales	(121)
Amortization/Accretion	(7)
Transfers in/out of Level 3	-
Ending Balance	$ 1,176
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 166

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,424,188,000. Net unrealized appreciation aggregated $19,396,000, of which $44,858,000 related to appreciated investment securities and $25,462,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2009

1.813055.105

SFI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,771,000	$ 1,876,233
5.875% 3/15/11	900,000	944,289
		2,820,522
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	994,541
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	1,230,000	1,232,305
5.125% 1/15/11	1,919,000	1,986,647
		3,218,952
Media - 1.4%
AOL Time Warner, Inc. 6.75% 4/15/11	3,500,000	3,735,361
Comcast Cable Communications, Inc. 6.75% 1/30/11	2,645,000	2,804,840
Comcast Corp. 5.85% 1/15/10	2,000,000	2,011,402
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,879,441
News America, Inc. 5.3% 12/15/14	2,007,000	2,212,061
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,739,417
		17,382,522
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	1,224,000	1,346,577
7.75% 4/1/11	1,510,000	1,629,106
		2,975,683
TOTAL CONSUMER DISCRETIONARY		27,392,220
CONSUMER STAPLES - 1.2%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
3% 10/15/12 (d)	1,409,000	1,434,523
7.2% 1/15/14 (d)	2,150,000	2,469,297
Diageo Capital PLC 5.2% 1/30/13	510,000	554,296
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,981,992
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,366,590
		7,806,698
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (d)	500,000	537,928
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.625% 8/11/10	$ 2,810,000	$ 2,899,726
5.625% 11/1/11	1,200,000	1,283,294
		4,720,948
Household Products - 0.2%
Procter & Gamble International Funding SCA 1.35% 8/26/11	2,226,000	2,251,350
TOTAL CONSUMER STAPLES		14,778,996
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cenovus Energy, Inc. 4.5% 9/15/14 (d)	2,105,000	2,205,762
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	1,645,190	1,642,953
Enterprise Products Operating LP 4.6% 8/1/12	1,896,000	2,007,947
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,400,000	1,541,478
Petroleum Export Ltd.:
4.623% 6/15/10 (d)	252,500	249,341
4.633% 6/15/10 (d)	151,667	149,774
Plains All American Pipeline LP:
4.25% 9/1/12	1,800,000	1,878,215
7.75% 10/15/12	411,000	467,958
Ras Laffan Liquid Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	728,639
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	2,106,458
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,891,602
Williams Companies, Inc. 6.375% 10/1/10 (d)	2,250,000	2,301,872
		17,171,999
FINANCIALS - 13.9%
Capital Markets - 1.3%
Goldman Sachs Group, Inc. 3.625% 8/1/12	4,250,000	4,417,276
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	955,000	953,461
Merrill Lynch & Co., Inc. 6.05% 8/15/12	950,000	1,022,437
Morgan Stanley:
5.05% 1/21/11	1,283,000	1,328,726
5.25% 11/2/12	1,250,000	1,341,019
6% 5/13/14	1,230,000	1,340,335
6.6% 4/1/12	2,428,000	2,652,318
6.75% 4/15/11	1,695,000	1,807,934
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp. 4.625% 5/1/14	$ 283,000	$ 308,345
The Bank of New York, Inc. 4.3% 5/15/14	1,140,000	1,217,870
		16,389,721
Commercial Banks - 4.8%
American Express Bank FSB 0.2941% 4/26/10 (i)	1,576,000	1,570,144
Bank of America NA 0.8725% 5/12/10 (i)	2,350,000	2,355,186
Bank One Corp. 7.875% 8/1/10	885,000	927,579
Barclays Bank PLC 2.5% 1/23/13	3,080,000	3,089,551
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,062,989
Commonwealth Bank of Australia 3.75% 10/15/14 (d)	2,990,000	3,062,669
Credit Suisse New York Branch:
3.45% 7/2/12	7,200,000	7,497,727
5.5% 5/1/14	1,165,000	1,277,948
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (d)(i)	147,614	138,757
HSBC Holdings PLC 0.4841% 10/6/16 (i)	145,000	138,031
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (d)(i)	91,476	83,915
National Australia Bank Ltd.:
2.35% 11/16/12 (d)	3,290,000	3,317,840
8.6% 5/19/10	1,260,000	1,308,610
PNC Funding Corp. 5.4% 6/10/14	1,700,000	1,864,807
Rabobank Nederland NV 2.65% 8/17/12 (d)	7,720,000	7,916,536
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	3,080,000	3,087,306
Santander Issuances SA Unipersonal 0.6519% 6/20/16 (d)(i)	143,172	132,084
Sovereign Bank 1.9906% 8/1/13 (i)	207,598	201,553
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,359,115
US Bancorp 4.2% 5/15/14	1,770,000	1,877,412
Wachovia Corp. 0.4144% 10/15/11 (i)	1,598,000	1,578,129
Wells Fargo & Co.:
3.98% 10/29/10	5,710,000	5,921,401
5.25% 10/23/12	646,000	697,201
Westpac Banking Corp.:
0.5834% 10/21/11 (d)(i)	2,400,000	2,397,838
2.25% 11/19/12	2,470,000	2,488,866
		59,353,194
Consumer Finance - 2.1%
American Express Credit Corp. 1.6341% 5/27/10 (i)	1,250,000	1,253,624
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
5.7% 9/15/11	$ 707,000	$ 747,156
7.375% 5/23/14	2,500,000	2,867,533
General Electric Capital Corp.:
3.5% 8/13/12	13,197,000	13,587,974
5.9% 5/13/14	1,650,000	1,809,672
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,287,767
Nelnet, Inc. 7.4% 9/29/36 (i)	2,860,000	2,084,008
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	2,090,000	2,088,646
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	523,270	544,525
		26,270,905
Diversified Financial Services - 3.2%
Bank of America Corp.:
4.375% 12/1/10	859,000	886,502
5.375% 8/15/11	1,650,000	1,741,988
7.4% 1/15/11	275,000	289,981
7.8% 2/15/10	522,000	528,683
BB&T Corp. 3.375% 9/25/13	1,200,000	1,221,763
BP Capital Markets PLC:
1.55% 8/11/11	679,000	689,078
3.125% 3/10/12	2,900,000	3,020,724
Citigroup, Inc.:
0.3613% 5/18/11 (i)	1,200,000	1,180,397
5.125% 2/14/11	1,250,000	1,288,945
5.3% 10/17/12	7,339,000	7,696,901
6.5% 8/19/13	1,463,000	1,559,952
Iberbond 2004 PLC 4.826% 12/24/17 (k)	1,957,348	1,761,613
JPMorgan Chase & Co. 4.891% 9/1/15 (i)	2,440,000	2,436,891
Kreditanstalt fuer Wiederaufbau:
3.5% 5/16/13	4,290,000	4,536,606
4.75% 5/15/12	2,590,000	2,808,891
MassMutual Global Funding II Mtn 144A 3.625% 7/16/12 (d)	800,000	831,850
New York Life Global Fund:
2.25% 12/14/12 (d)	1,200,000	1,211,660
5.25% 10/16/12 (d)	2,280,000	2,485,166
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (i)	270,000	261,900
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Pricoa Global Funding I 5.45% 6/11/14 (d)	$ 1,150,000	$ 1,224,940
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,822,233
		39,486,664
Insurance - 0.8%
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (d)(i)	1,620,000	1,591,812
Metropolitan Life Global Funding I:
1.035% 6/25/10 (d)(i)	2,105,000	2,107,979
2.875% 9/17/12 (d)	2,254,000	2,281,346
5.125% 6/10/14 (d)	1,039,000	1,115,651
5.75% 7/25/11 (d)	1,300,000	1,373,692
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,898,078
		10,368,558
Real Estate Investment Trusts - 0.9%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,910,000	2,956,895
Developers Diversified Realty Corp. 5% 5/3/10	1,310,000	1,303,915
Duke Realty LP:
5.25% 1/15/10	615,000	616,752
5.625% 8/15/11	915,000	942,222
6.95% 3/15/11	719,000	732,076
Liberty Property LP 6.375% 8/15/12	1,358,000	1,430,931
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,145,849
5.3% 5/30/13	1,511,000	1,586,523
		10,715,163
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 7.375% 5/15/14	2,212,000	2,483,030
Countrywide Financial Corp. 5.8% 6/7/12	2,468,000	2,638,749
Countrywide Home Loans, Inc. 4% 3/22/11	1,779,000	1,817,325
Independence Community Bank Corp. 2.3519% 6/20/13 (i)	1,123,347	1,103,403
US Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,834,725
		9,877,232
TOTAL FINANCIALS		172,461,437
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
Express Scripts, Inc. 5.25% 6/15/12	$ 1,083,000	$ 1,161,653
UnitedHealth Group, Inc. 5.125% 11/15/10	1,643,000	1,703,804
		2,865,457
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	2,060,000	2,195,068
Roche Holdings, Inc. 4.5% 3/1/12 (d)	1,600,000	1,699,845
		3,894,913
TOTAL HEALTH CARE		6,760,370
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	2,600,000	2,642,752
4.95% 6/1/14 (d)	1,500,000	1,573,181
		4,215,933
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	27,986	27,706
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,653,225
United Air Lines, Inc. pass-thru trust certificates 7.186% 10/1/12	86,590	86,590
		1,767,521
Building Products - 0.0%
Masco Corp. 0.5997% 3/12/10 (i)	338,969	336,890
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,079,116
Industrial Conglomerates - 0.4%
Covidien International Finance SA:
5.15% 10/15/10	2,900,000	3,009,429
5.45% 10/15/12	610,000	674,213
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (d)	980,000	1,013,716
		4,697,358
TOTAL INDUSTRIALS		14,096,818
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 4.25% 2/24/12	$ 1,820,000	$ 1,930,723
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.549% 6/15/10 (i)	393,509	388,225
Software - 0.2%
Oracle Corp. 3.75% 7/8/14	3,000,000	3,153,849
TOTAL INFORMATION TECHNOLOGY		5,472,797
MATERIALS - 0.8%
Chemicals - 0.5%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	5,128,744
E.I. du Pont de Nemours & Co. 3.25% 1/15/15	1,220,000	1,240,223
		6,368,967
Metals & Mining - 0.3%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	774,000	835,295
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	700,000	785,313
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,699,152
		3,319,760
TOTAL MATERIALS		9,688,727
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.9%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	878,026
AT&T, Inc.:
4.95% 1/15/13	2,327,000	2,516,785
6.7% 11/15/13	470,000	538,918
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,190,656
France Telecom SA 4.375% 7/8/14	1,491,000	1,586,567
SBC Communications, Inc.:
5.875% 2/1/12	1,031,000	1,119,242
6.25% 3/15/11	441,000	469,168
Telecom Italia Capital SA:
4% 1/15/10	4,770,000	4,786,022
6.175% 6/18/14	3,100,000	3,421,265
Telefonica Emisiones SAU 5.984% 6/20/11	5,163,000	5,504,460
Telefonos de Mexico SA de CV 4.75% 1/27/10	2,455,000	2,467,275
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,649,145
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 1,475,000	$ 1,588,307
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,916,442
		35,632,278
Wireless Telecommunication Services - 0.8%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14 (d)	1,196,000	1,234,646
Verizon Wireless Capital LLC:
3.75% 5/20/11	3,531,000	3,657,752
5.25% 2/1/12	1,252,000	1,345,251
Vodafone Group PLC 5.5% 6/15/11	3,380,000	3,584,855
		9,822,504
TOTAL TELECOMMUNICATION SERVICES		45,454,782
UTILITIES - 2.0%
Electric Utilities - 1.4%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,065,726
EDP Finance BV 5.375% 11/2/12 (d)	1,000,000	1,093,476
Entergy Corp. 7.75% 12/15/09 (d)	2,500,000	2,500,485
Exelon Corp. 4.45% 6/15/10	3,750,000	3,818,044
FirstEnergy Corp. 6.45% 11/15/11	26,000	28,141
FirstEnergy Solutions Corp. 4.8% 2/15/15 (d)	340,000	353,349
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,740,219
Pepco Holdings, Inc. 4% 5/15/10	1,395,000	1,411,119
Progress Energy, Inc.:
6.05% 3/15/14	815,000	903,588
7.1% 3/1/11	2,181,000	2,323,459
Southern Co.:
0.6831% 10/21/11 (i)	1,173,000	1,176,335
4.15% 5/15/14	412,000	434,125
		17,848,066
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	1,612,000	1,765,258
Multi-Utilities - 0.4%
Dominion Resources, Inc. 6.3% 9/30/66 (i)	1,680,000	1,478,400
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,705,720
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
KeySpan Corp. 7.625% 11/15/10	$ 790,000	$ 838,083
NiSource Finance Corp. 7.875% 11/15/10	780,000	820,503
		4,842,706
TOTAL UTILITIES		24,456,030
TOTAL NONCONVERTIBLE BONDS (Cost $326,018,111)		337,734,176
U.S. Government and Government Agency Obligations - 40.9%

Other Government Related - 3.9%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (e)	1,200,000	1,253,174
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (e)	1,035,000	1,057,925
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (e)	3,600,000	3,644,316
1.875% 6/4/12 (FDIC Guaranteed) (e)	2,440,000	2,483,754
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (e)	4,800,000	4,865,779
1.875% 11/15/12 (FDIC Guaranteed) (e)	2,900,000	2,941,601
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (e)	1,540,000	1,598,856
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (e)	4,410,000	4,480,710
2% 9/28/12 (FDIC Guaranteed) (e)	3,700,000	3,767,281
2.625% 12/28/12 (FDIC Guaranteed) (e)	3,422,000	3,539,549
3% 12/9/11 (FDIC Guaranteed) (e)	5,407,000	5,631,531
Goldman Sachs Group, Inc. 2.15% 3/15/12 (FDIC Guaranteed) (e)	500,000	512,183
HSBC Usa, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (e)	560,000	584,934
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (e)	1,782,000	1,860,905
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	2,670,000	2,794,809
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (e)	7,700,000	8,021,329
TOTAL OTHER GOVERNMENT RELATED		49,038,636
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - 8.0%
Fannie Mae:
2% 1/9/12	$ 23,230,000	$ 23,787,009
2.5% 5/15/14	18,754,000	19,151,754
2.75% 3/13/14	1,060,000	1,095,813
Federal Home Loan Bank:
1% 12/28/11	6,835,000	6,861,158
1.625% 11/21/12	13,180,000	13,297,895
1.75% 8/22/12	2,400,000	2,436,391
Freddie Mac:
1.125% 12/15/11	11,131,000	11,195,426
2.125% 3/23/12	9,185,000	9,412,457
2.125% 9/21/12	10,440,000	10,703,714
2.5% 4/23/14	1,200,000	1,224,295
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		99,165,912
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10	3,850,890	3,873,239
U.S. Treasury Obligations - 28.7%
U.S. Treasury Notes:
0.75% 11/30/11 (f)	206,263,000	206,592,199
1.125% 12/15/11	18,856,000	19,016,578
1.125% 1/15/12	6,039,000	6,086,177
1.375% 11/15/12	59,749,000	60,215,759
1.75% 11/15/11	11,568,000	11,816,527
1.875% 6/15/12	36,763,000	37,673,472
4.625% 8/31/11 (g)	14,209,000	15,226,947
TOTAL U.S. TREASURY OBLIGATIONS		356,627,659
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $503,753,250)		508,705,446
U.S. Government Agency - Mortgage Securities - 8.4%

Fannie Mae - 7.2%
2.776% 10/1/33 (i)	764,455	780,117
2.816% 8/1/35 (i)	170,188	177,258
2.998% 4/1/36 (i)	675,892	689,691
3.071% 10/1/33 (i)	124,678	129,959
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.133% 1/1/35 (i)	$ 3,280,972	$ 3,354,299
3.146% 5/1/35 (i)	881,299	912,650
3.147% 10/1/35 (i)	186,784	193,606
3.253% 3/1/35 (i)	48,689	50,080
3.264% 9/1/34 (i)	95,358	98,418
3.273% 7/1/35 (i)	2,735,552	2,839,117
3.276% 10/1/33 (i)	82,610	84,888
3.288% 4/1/36 (i)	235,529	240,816
3.378% 7/1/35 (i)	314,661	325,608
3.492% 8/1/35 (i)	580,711	602,062
3.611% 5/1/33 (i)	19,997	20,653
3.682% 2/1/39 (i)	3,286,123	3,381,963
3.724% 9/1/39 (i)	373,323	386,718
3.746% 11/1/36 (i)	563,982	587,114
3.78% 10/1/35 (i)	1,142,240	1,179,839
3.802% 10/1/39 (i)	971,682	1,008,389
3.81% 10/1/39 (i)	848,685	880,668
3.869% 10/1/35 (i)	291,172	304,923
3.878% 11/1/34 (i)	504,684	527,553
3.961% 11/1/36 (i)	1,138,545	1,180,820
3.981% 4/1/35 (i)	331,219	344,339
4.045% 3/1/37 (i)	1,574,553	1,631,542
4.209% 4/1/35 (i)	916,129	941,438
4.251% 2/1/35 (i)	1,018,983	1,046,812
4.271% 12/1/33 (i)	591,695	610,399
4.299% 3/1/33 (i)	37,779	39,128
4.364% 10/1/37 (i)	493,934	515,193
4.433% 3/1/35 (i)	132,218	136,741
4.489% 5/1/35 (i)	2,155,879	2,233,648
4.495% 12/1/34 (i)	525,621	546,581
4.5% 4/1/20	8,778,320	9,316,670
4.522% 7/1/35 (i)	5,788,623	5,938,600
4.546% 7/1/35 (i)	326,731	338,522
4.562% 6/1/33 (i)	764,039	796,785
4.618% 7/1/35 (i)	1,171,293	1,217,587
4.639% 11/1/35 (i)	4,802,394	4,962,612
4.728% 11/1/35 (i)	1,168,124	1,220,582
4.785% 2/1/36 (i)	1,604,106	1,680,309
4.818% 2/1/36 (i)	267,932	278,691
4.892% 2/1/36 (i)	7,881,930	8,179,780
4.898% 7/1/35 (i)	1,050,375	1,092,263
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5% 3/1/18 to 1/1/21	$ 9,206,435	$ 9,865,379
5.125% 9/1/35 (i)	6,137,376	6,374,027
5.185% 3/1/35 (i)	60,822	62,199
5.5% 11/1/16 to 6/1/19	5,573,053	6,022,052
6.5% 6/1/11 to 3/1/35	3,816,887	4,113,318
7% 1/1/16 to 11/1/18	147,135	158,554
7.5% 5/1/12 to 10/1/14	39,032	42,275
11.5% 11/1/15	5,429	5,593
TOTAL FANNIE MAE		89,648,828
Freddie Mac - 1.1%
2.965% 4/1/35 (i)	556,527	575,951
3.155% 2/1/34 (i)	95,190	98,304
3.354% 12/1/35 (i)	739,532	759,362
3.363% 1/1/36 (i)	432,222	449,154
3.471% 3/1/35 (i)	267,449	275,307
3.582% 8/1/34 (i)	235,761	245,493
3.665% 4/1/35 (i)	1,132,556	1,171,274
3.862% 1/1/35 (i)	184,071	189,347
4.03% 1/1/35 (i)	107,049	111,238
4.031% 6/1/35 (i)	153,536	159,768
4.362% 11/1/35 (i)	553,742	574,041
4.455% 4/1/35 (i)	3,536,179	3,640,726
4.46% 5/1/35 (i)	2,066,419	2,139,137
4.549% 4/1/35 (i)	540,130	561,901
4.71% 11/1/35 (i)	964,224	1,011,643
4.836% 8/1/36 (i)	339,545	356,599
4.916% 9/1/35 (i)	633,657	657,386
5.179% 6/1/35 (i)	329,046	339,563
5.283% 6/1/37 (i)	642,059	672,404
8.5% 5/1/26 to 7/1/28	107,544	121,915
12% 11/1/19	6,538	7,366
TOTAL FREDDIE MAC		14,117,879
Government National Mortgage Association - 0.1%
7% 1/15/25 to 6/15/32	501,661	552,103
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $101,766,903)		104,318,810
Asset-Backed Securities - 11.0%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	$ 537,249	$ 352,317
Series 2005-1 Class M1, 0.7059% 4/25/35 (i)	230,636	125,077
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (i)	98,122	301
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7359% 2/25/34 (i)	21,189	19,763
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (i)	32,097	28,226
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (i)	2,121	2,096
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (i)	34,550	885
Series 2006-OP1:
Class M4, 0.6059% 4/25/36 (i)	21,600	518
Class M5, 0.6259% 4/25/36 (i)	20,520	146
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7166% 10/20/14 (i)	42,775	856
Series 2007-A4 Class A4, 0.2666% 4/22/13 (i)	207,508	199,208
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (d)(i)	61,810	61,739
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	2,040,000	2,045,688
Series 2009-A Class A3, 2.33% 6/17/13 (d)	550,000	558,888
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	1,821,925	1,825,730
Series 2005-DA Class A4, 5.02% 11/6/12	1,619,705	1,657,541
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,122,888
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	610,991	621,203
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.8959% 11/25/34 (i)	1,885,074	926,030
Series 2004-R2 Class M3, 0.7859% 4/25/34 (i)	19,477	7,355
Series 2005-R2 Class M1, 0.6859% 4/25/35 (i)	262,030	193,799
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (i)	82,560	46,888
Series 2004-W7 Class M2, 0.8359% 5/25/34 (i)	25,880	19,160
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (i)	196,970	60,583
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 0.5959% 6/25/34 (i)	622,485	421,927
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(i)	432,000	0
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	1,300,000	1,328,862
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Auto Trust: - continued
Class A4, 3.52% 6/15/16 (d)	$ 1,100,000	$ 1,143,696
1.7% 12/15/11 (d)	600,000	603,625
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	900,000	913,697
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	2,000,000	1,999,800
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	3,980,000	4,113,517
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,150,000	1,174,742
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	1,960,455	1,725,200
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (i)	291,430	276,859
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (i)	38,406	37,015
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	199,823	200,608
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,117,099
Series 2007-SN1:
Class B, 5.52% 3/15/11	250,000	251,015
Class D, 6.05% 1/17/12	750,000	721,101
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	1,250,000	1,307,072
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	1,200,000	1,251,271
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.3088% 5/15/13 (i)	1,040,000	1,036,348
Series 2007-B4 Class B4, 0.3288% 2/15/13 (i)	1,000,000	992,636
Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,466,203
Series 2007-C3 Class C3, 0.5288% 4/15/13 (d)(i)	369,000	363,099
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,670,111
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,132,480
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6866% 7/20/39 (d)(i)	703,061	137,097
Class B, 0.9866% 7/20/39 (d)(i)	373,480	50,420
Class C, 1.3366% 7/20/39 (d)(i)	478,070	4,781
Carmax Auto Owner Trust Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	6,949,093
CarMax Auto Owner Trust:
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,068,513
Series 2009-2 Class A3, 1% 4/15/14	700,000	703,174
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (i)	144,785	5,097
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust: - continued
Series 2006-NC2 Class M7, 1.0859% 6/25/36 (i)	$ 54,000	$ 999
Series 2006-RFC1 Class M9, 2.1059% 5/25/36 (i)	23,652	898
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (i)	228,766	75,051
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4166% 5/20/17 (d)(i)	25,275	20,851
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	1,700,000	1,768,357
Series 2008-9 Class A, 4.26% 5/15/13	1,330,000	1,389,654
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,086,919
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	22,341	21,592
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	1,200,000	1,271,339
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,372,240
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	3,485,231
Series 2009-A3 Class A3, 2.7% 6/24/13	2,965,000	3,035,669
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (d)	1,200,000	1,203,132
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (i)	97,135	3,673
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	4
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.4859% 7/25/34 (i)	86,799	39,112
Series 2004-3:
Class M1, 0.7359% 6/25/34 (i)	83,959	45,464
Class M4, 1.2059% 4/25/34 (i)	20,061	10,541
Series 2004-4 Class M2, 0.7659% 6/25/34 (i)	74,616	47,169
Series 2005-3 Class MV1, 0.6559% 8/25/35 (i)	231,275	212,155
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (i)	38,720	37,254
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (d)	646,558	657,356
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	414,294	376,095
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (i)	369,000	367,499
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (d)	865,000	666,050
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.5128% 5/28/35 (i)	159,655	98,171
Class AB3, 0.6658% 5/28/35 (i)	67,441	38,616
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (i)	$ 36,914	$ 6,839
Series 2006-2 Class M1, 0.5459% 7/25/36 (i)	1,430,000	36,283
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (i)	571,298	168,468
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.5159% 10/25/35 (i)	582,965	538,843
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (i)	17,226	16,758
Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (i)	42,252	41,638
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,139,108
Series 2006-C Class B, 5.3% 6/15/12	750,000	790,562
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	523,082
Class C, 5.8% 2/15/13	775,000	826,866
Series 2009-B:
Class A2, 2.4604% 11/15/11	510,000	513,740
Class A3, 2.79% 8/15/13	750,000	768,205
Series 2009-D Class A3, 2.17% 10/15/13	700,000	711,104
Series 2009-E Class A3, 1% 1/15/14	1,300,000	1,301,838
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (i)	98,000	91,124
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,554,576
Class C, 5.43% 2/16/15	1,845,000	1,328,400
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (i)	102,727	48,953
Class M2, 0.9859% 2/25/34 (i)	154,546	123,368
Series 2004-D:
Class M4, 1.1859% 11/25/34 (i)	104,293	11,448
Class M5, 1.2359% 11/25/34 (i)	66,415	4,756
Series 2005-A:
Class M3, 0.7259% 1/25/35 (i)	120,398	41,158
Class M4, 0.9159% 1/25/35 (i)	46,138	5,380
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (d)(i)	298,000	263,694
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	893,550	670,163
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (d)(i)	40,835	37,058
Series 2005-2 Class IO, 0.4096% 9/15/17 (d)(i)(j)	62,751,242	6
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class C, 0.5088% 3/15/13 (i)	602,000	594,414
Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,407,592
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust: - continued
Series 2009-3 Class A, 2.54% 9/15/14	$ 3,000,000	$ 3,019,505
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.5766% 4/20/32 (i)	121,653	119,585
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8859% 6/25/34 (i)	278,359	153,687
Series 2006-HE6 Class A1, 0.2659% 8/25/36 (i)	864,477	826,876
Series 2006-HE8 Class A2A, 0.3059% 1/25/37 (i)	491,365	476,197
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (i)	115,495	5,276
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (i)	2,013	1,479
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (i)	54,734	817
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (d)(i)	1,028,238	205,648
Series 2006-3:
Class B, 0.6359% 9/25/46 (d)(i)	783,117	125,299
Class C, 0.7859% 9/25/46 (d)(i)	1,943,752	213,813
Home Equity Asset Trust:
Series 2002-2 Class A4, 0.9959% 6/25/32 (i)	5,664	3,070
Series 2003-3 Class M1, 1.5259% 8/25/33 (i)	111,287	52,651
Series 2003-5 Class A2, 0.9359% 12/25/33 (i)	44,160	16,647
Series 2004-1 Class M2, 1.9359% 6/25/34 (i)	213,317	124,601
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (i)	28,916	27,422
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (i)	288,869	275,377
Series 2006-8 Class 2A1, 0.2859% 3/25/37 (i)	19,197	17,438
Honda Auto Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	900,000	916,619
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,614,873
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (i)	117,945	70,982
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (i)	157,118	46,538
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	700,000	708,947
Hyundai Auto Receivables Trust Series 2006-B Class C, 5.25% 5/15/13	378,024	384,581
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	1,760,000	1,762,834
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (d)	118,079	118,057
Class C, 5.61% 12/15/14 (d)	318,655	315,498
Asset-Backed Securities - continued
	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (i)	$ 157,766	$ 84,991
Class MV1, 0.4659% 11/25/36 (i)	128,153	12,537
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (i)	122,772	99,690
Series 2006-A Class 2A1, 0.3131% 9/27/21 (i)	24,211	24,190
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9841% 4/6/46 (d)(i)	395,376	40
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3159% 6/25/34 (i)	36,807	27,792
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	410,946	404,557
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	127,440	107,958
Class C, 6.125% 4/20/28 (d)	127,440	98,898
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (i)	57,024	2,611
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (i)	99,598	4,127
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	920,000	926,693
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (i)	258,892	186,510
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (i)	215,442	133,132
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (i)	138,792	95,095
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (i)	56,009	27,419
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (i)	50,738	23,517
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (i)	52,840	5,582
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (i)	73,313	72,418
Series 2006-NC4 Class M4, 0.5859% 6/25/36 (i)	7,532	41
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(i)(j)	1,725,000	70,725
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	1,790,750	331,289
Series 2005-2 Class AIO, 7.73% 3/25/12 (j)	1,265,000	30,373
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	900,000	8,460
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	1,410,000	81,075
Series 2006-2 Class AIO, 6% 8/25/11 (j)	700,000	54,250
Series 2006-3:
Class A1, 0.2659% 9/25/19 (i)	59,983	59,485
Class AIO, 7.1% 1/25/12 (j)	5,140,000	673,494
Series 2006-4:
Class A1, 0.2659% 3/25/25 (i)	84,573	83,368
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Class AIO, 6.35% 2/27/12 (j)	$ 880,000	$ 109,850
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7059% 2/25/36 (i)	37,735	3,643
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	720,000	725,091
Class A3, 2.92% 12/15/11	1,925,000	1,966,675
Series 2009-B Class A3, 2.07% 1/15/15	1,080,000	1,088,026
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (i)	47,291	45,544
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0306% 10/30/45 (i)	1,389,900	1,285,658
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (d)(i)	71,000	27,690
Series 2006-1A Class A, 1.6366% 3/20/11 (d)(i)	149,000	55,130
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (i)	797,630	212,077
Class M4, 1.6859% 9/25/34 (i)	1,086,724	146,649
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (i)	50,846	5,580
Series 2004-WHQ2 Class A3E, 0.6559% 2/25/35 (i)	176,824	166,820
Series 2004-WWF1 Class M4, 1.3359% 1/25/35 (i)	1,905,000	288,616
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (i)	97,891	65,608
Class M3, 0.7959% 1/25/35 (i)	60,718	32,814
Class M4, 1.0659% 1/25/35 (i)	187,294	28,455
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (i)	913,983	13,627
Class M9, 2.1159% 5/25/35 (i)	55,913	180
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (d)(i)	461,052	446,859
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	1,420,000	1,396,751
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	185,618	146,754
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (i)	648	277
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (i)	237,813	132,988
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (d)(i)	109,194	96,648
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.499% 6/15/21 (i)	$ 1,800,000	$ 1,468,372
Series 2004-A:
Class B, 0.879% 6/15/33 (i)	397,498	188,109
Class C, 1.249% 6/15/33 (i)	1,181,000	236,200
Series 2004-B Class C, 1.169% 9/15/33 (i)	1,900,000	655,500
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (i)	10,392	2,491
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (i)	17,421	10,767
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (d)(i)	166,061	53,844
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (i)	124,000	123,976
Class B, 0.5388% 1/15/12 (i)	108,000	107,725
Class C, 0.8388% 1/15/12 (i)	134,000	133,336
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.3388% 6/15/12 (i)	364,000	359,359
Series 2007-2 Class A, 0.8888% 10/15/12 (i)	1,515,000	1,490,230
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (i)	86,903	29,891
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (i)	465,653	449,888
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 10/15/12	1,690,000	1,691,810
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (d)	3,615,000	3,444,480
Series 2006-2A Class D, 5.54% 12/20/12 (d)	2,245,000	2,155,200
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,660,513
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	11
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (i)	76,507	1,305
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (d)(i)	888,516	848,421
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	4,400,000	4,556,029
Series 2007-A5A Class A5, 0.9888% 10/15/14 (d)(i)	220,000	220,097
Series 2007-B1 Class B1, 4.95% 3/17/14 (d)	1,143,000	1,153,244
Series 2007-C1 Class C1, 0.6388% 5/15/14 (d)(i)	541,145	535,260
Asset-Backed Securities - continued
	Principal Amount	Value
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	$ 961	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (d)(i)	1,390,735	166,888
TOTAL ASSET-BACKED SECURITIES (Cost $149,592,597)		136,505,148
Collateralized Mortgage Obligations - 5.1%

Private Sponsor - 0.9%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.3625% 2/17/52 (d)(i)	2,400,000	2,357,635
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (d)(i)	180,708	117,460
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 4.6866% 3/25/34 (i)	9,363	7,633
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (i)	537,101	363,885
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (i)	3,964	3,828
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (i)	187,207	29,101
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (i)	435,931	144,785
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (i)	39,991	37,849
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (i)	6,230	3,747
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (d)(i)	362,000	318,958
Class C2, 0.7541% 10/18/54 (d)(i)	121,000	78,650
Class M2, 0.5341% 10/18/54 (d)(i)	208,000	169,541
Series 2007-1A Class C2, 0.8341% 10/18/54 (d)(i)	785,000	729,807
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (d)(i)	311,000	234,444
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (d)(i)	395,000	316,000
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8366% 12/20/54 (d)(i)	762,000	190,500
Series 2006-2 Class C1, 0.7066% 12/20/54 (i)	3,254,000	976,200
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3 Class C2, 0.7366% 12/20/54 (i)	$ 142,000	$ 35,500
Series 2006-4:
Class B1, 0.3266% 12/20/54 (i)	381,000	220,980
Class C1, 0.6166% 12/20/54 (i)	233,000	58,250
Class M1, 0.4066% 12/20/54 (i)	100,000	46,000
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (i)	235,000	70,500
Class 1M1, 0.3866% 12/20/54 (i)	153,000	68,850
Class 2C1, 0.6666% 12/20/54 (i)	107,000	32,100
Class 2M1, 0.4866% 12/20/54 (i)	196,000	88,200
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (i)	272,000	68,000
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (i)	54,183	17,481
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (i)	51,573	26,640
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 0.9759% 3/25/35 (i)	28,951	9,471
Series 2004-9:
Class M2, 1.2109% 1/25/35 (i)	122,157	26,544
Class M3, 1.2859% 1/25/35 (i)	90,554	14,253
Class M4, 1.8109% 1/25/35 (i)	46,189	5,373
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (d)(i)	307,761	142,106
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (i)	172,435	66,857
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (i)	213,981	107,251
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (d)(i)	26,395	19,268
Class C, 0.4288% 6/15/22 (d)(i)	161,633	105,061
Class D, 0.4388% 6/15/22 (d)(i)	62,186	36,690
Class E, 0.4488% 6/15/22 (d)(i)	99,468	48,739
Class F, 0.4788% 6/15/22 (d)(i)	179,345	78,912
Class G, 0.5488% 6/15/22 (d)(i)	37,282	15,658
Class H, 0.5688% 6/15/22 (d)(i)	74,650	26,128
Class J, 0.6088% 6/15/22 (d)(i)	87,091	24,385
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (i)	358,389	241,899
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (i)	310,176	16,259
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (i)	$ 260,000	$ 237,960
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.5916% 7/10/35 (d)(i)	140,520	81,021
Series 2004-A:
Class B4, 1.4416% 2/10/36 (d)(i)	90,683	43,655
Class B5, 1.9416% 2/10/36 (d)(i)	60,449	29,112
Series 2004-B:
Class B4, 1.3416% 2/10/36 (d)(i)	40,537	17,293
Class B5, 1.7916% 2/10/36 (d)(i)	31,393	15,068
Class B6, 2.2416% 2/10/36 (d)(i)	10,951	4,338
Series 2004-C:
Class B4, 1.1916% 9/10/36 (d)(i)	53,904	24,494
Class B5, 1.5916% 9/10/36 (d)(i)	60,444	26,045
Class B6, 1.9916% 9/10/36 (d)(i)	13,385	4,716
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (d)(i)	34,805	24,877
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (i)	5,693	3,177
Series 2004-7 Class A3B, 1.535% 7/20/34 (i)	3,679	2,316
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.4359% 6/25/35 (i)	149,216	117,941
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (d)(i)	128,673	104,411
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (i)	415,454	195,462
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3559% 7/25/36 (i)	1,346,799	1,242,512
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (d)(i)	1,505,953	1,416,193
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (i)	3,329	3,268
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (i)	203,749	179,280
TOTAL PRIVATE SPONSOR		11,570,517
U.S. Government Agency - 4.2%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	435,373	452,174
Series 2006-64 Class PA, 5.5% 2/25/30	2,722,683	2,818,306
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2008-29 Class CA, 4.5% 9/25/35	$ 4,373,758	$ 4,594,448
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	3,484,839	3,626,462
Series 2006-54 Class PE, 6% 2/25/33	1,310,076	1,405,957
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	781,839	854,184
Series 2003-76 Class BA, 4.5% 3/25/18	1,971,211	2,078,857
Series 2004-3 Class BA, 4% 7/25/17	1,120,536	1,162,650
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	354,067	387,316
Freddie Mac Multi-class participation certificates sequential payer Series 3555:
Class CM, 4% 12/15/14	9,404,232	9,754,070
Class KH, 4% 12/15/14	9,541,075	9,965,927
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,096,194	1,169,802
Series 2690 Class PD, 5% 2/15/27	1,437,489	1,471,407
Series 2755 Class LC, 4% 6/15/27	1,336,014	1,358,676
Series 2901 Class UM, 4.5% 1/15/30	2,700,091	2,816,436
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	665,415	705,203
Series 2635 Class DG, 4.5% 1/15/18	2,240,684	2,366,358
Series 2780 Class A, 4% 12/15/14	1,314,873	1,332,518
Series 2786 Class GA, 4% 8/15/17	914,549	951,256
Series 2867 Class EA, 4.5% 11/15/18	647,599	678,680
Series 2895 Class EJ, 4% 8/15/17	1,392,496	1,444,608
Series 2970 Class YA, 5% 9/15/18	662,380	689,586
TOTAL U.S. GOVERNMENT AGENCY		52,084,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,426,843)		63,655,398
Commercial Mortgage Securities - 4.7%
	Principal Amount	Value
280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9799% 2/3/11 (d)(i)(j)	$ 14,342,591	$ 159,900
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3956% 2/14/43 (i)(j)	3,280,695	127,934
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-5 Class A1, 5.185% 9/10/47	400,995	408,216
Series 2007-3 Class A1, 5.658% 6/10/49 (i)	1,253,833	1,292,936
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.8075% 7/11/43 (d)(i)(j)	5,151,202	7,941
Series 2004-6 Class XP, 0.4807% 12/10/42 (i)(j)	8,773,385	79,873
Series 2005-4 Class XP, 0.1538% 7/10/45 (i)(j)	13,598,519	67,451
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7088% 3/15/22 (d)(i)	78,149	41,419
Class G, 0.7688% 3/15/22 (d)(i)	50,652	24,313
Series 2006-BIX1:
Class F, 0.5488% 10/15/19 (d)(i)	201,139	116,661
Class G, 0.5688% 10/15/19 (d)(i)	137,009	61,654
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (d)(i)	11,704	5,969
Series 2004-1:
Class A, 0.5959% 4/25/34 (d)(i)	555,140	402,504
Class B, 2.1359% 4/25/34 (d)(i)	67,254	30,264
Class M1, 0.7959% 4/25/34 (d)(i)	38,941	24,144
Class M2, 1.4359% 4/25/34 (d)(i)	37,561	19,907
Series 2004-2:
Class A, 0.6659% 8/25/34 (d)(i)	455,775	331,658
Class M1, 0.8159% 8/25/34 (d)(i)	162,435	87,715
Series 2004-3:
Class A1, 0.6059% 1/25/35 (d)(i)	790,330	553,231
Class A2, 0.6559% 1/25/35 (d)(i)	120,465	77,097
Class M1, 0.7359% 1/25/35 (d)(i)	42,648	23,030
Class M2, 1.2359% 1/25/35 (d)(i)	27,598	12,695
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (d)(i)	179,852	120,771
Class M1, 0.6659% 8/25/35 (d)(i)	13,344	6,241
Class M2, 0.7159% 8/25/35 (d)(i)	22,010	9,607
Class M3, 0.7359% 8/25/35 (d)(i)	12,177	4,962
Class M4, 0.8459% 8/25/35 (d)(i)	11,178	4,228
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (d)(i)	98,943	68,538
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Class A2, 0.6359% 11/25/35 (d)(i)	$ 64,146	$ 38,866
Class M1, 0.6759% 11/25/35 (d)(i)	11,702	5,515
Class M2, 0.7259% 11/25/35 (d)(i)	14,857	6,640
Class M3, 0.7459% 11/25/35 (d)(i)	13,297	5,575
Class M4, 0.8359% 11/25/35 (d)(i)	16,567	6,479
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (d)(i)	1,150,236	707,395
Class B1, 1.6359% 1/25/36 (d)(i)	77,396	22,445
Class M1, 0.6859% 1/25/36 (d)(i)	361,770	173,649
Class M2, 0.7059% 1/25/36 (d)(i)	137,280	61,776
Class M3, 0.7359% 1/25/36 (d)(i)	147,540	61,967
Class M4, 0.8459% 1/25/36 (d)(i)	75,496	27,933
Class M5, 0.8859% 1/25/36 (d)(i)	75,496	25,669
Class M6, 0.9359% 1/25/36 (d)(i)	76,614	23,750
Series 2006-1:
Class A2, 0.5959% 4/25/36 (d)(i)	35,054	20,815
Class M1, 0.6159% 4/25/36 (d)(i)	12,537	5,387
Class M2, 0.6359% 4/25/36 (d)(i)	13,247	5,284
Class M3, 0.6559% 4/25/36 (d)(i)	11,398	4,292
Class M4, 0.7559% 4/25/36 (d)(i)	6,459	2,327
Class M5, 0.7959% 4/25/36 (d)(i)	6,269	2,143
Class M6, 0.8759% 4/25/36 (d)(i)	12,499	4,039
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (d)(i)	354,353	238,196
Class A2, 0.5159% 7/25/36 (d)(i)	31,991	18,926
Class B1, 1.1059% 7/25/36 (d)(i)	11,978	3,513
Class B3, 2.9359% 7/25/36 (d)(i)	18,097	4,678
Class M1, 0.5459% 7/25/36 (d)(i)	33,565	14,138
Class M2, 0.5659% 7/25/36 (d)(i)	23,682	9,196
Class M3, 0.5859% 7/25/36 (d)(i)	19,644	7,249
Class M4, 0.6559% 7/25/36 (d)(i)	13,264	4,643
Class M5, 0.7059% 7/25/36 (d)(i)	16,304	5,416
Class M6, 0.7759% 7/25/36 (d)(i)	24,325	7,762
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (d)(i)	20,805	3,537
Class B2, 1.5859% 10/25/36 (d)(i)	15,005	2,251
Class B3, 2.8359% 10/25/36 (d)(i)	24,419	3,663
Class M4, 0.6659% 10/25/36 (d)(i)	22,993	6,093
Class M5, 0.7159% 10/25/36 (d)(i)	27,526	6,606
Class M6, 0.7959% 10/25/36 (d)(i)	53,879	10,776
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (d)(i)	97,824	65,796
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Class A2, 0.5059% 12/25/36 (d)(i)	$ 443,422	$ 210,492
Class B1, 0.9359% 12/25/36 (d)(i)	15,500	3,373
Class B2, 1.4859% 12/25/36 (d)(i)	16,040	3,141
Class B3, 2.6859% 12/25/36 (d)(i)	26,489	4,630
Class M1, 0.5259% 12/25/36 (d)(i)	31,418	10,607
Class M2, 0.5459% 12/25/36 (d)(i)	21,421	6,724
Class M3, 0.5759% 12/25/36 (d)(i)	21,421	6,351
Class M4, 0.6359% 12/25/36 (d)(i)	25,706	7,182
Class M5, 0.6759% 12/25/36 (d)(i)	23,563	6,171
Class M6, 0.7559% 12/25/36 (d)(i)	21,421	5,186
Series 2007-1:
Class A2, 0.5059% 3/25/37 (d)(i)	487,307	253,400
Class B1, 0.9059% 3/25/37 (d)(i)	155,590	29,562
Class B2, 1.3859% 3/25/37 (d)(i)	114,072	18,252
Class B3, 3.5859% 3/25/37 (d)(i)	317,324	41,252
Class M1, 0.5059% 3/25/37 (d)(i)	133,251	52,634
Class M2, 0.5259% 3/25/37 (d)(i)	100,882	35,309
Class M3, 0.5559% 3/25/37 (d)(i)	87,612	27,160
Class M4, 0.6059% 3/25/37 (d)(i)	66,085	18,504
Class M5, 0.6559% 3/25/37 (d)(i)	110,472	27,618
Class M6, 0.7359% 3/25/37 (d)(i)	152,348	33,517
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (d)(i)	76,288	49,587
Class A2, 0.5559% 7/25/37 (d)(i)	71,451	33,582
Class B1, 1.8359% 7/25/37 (d)(i)	22,388	3,470
Class B2, 2.4859% 7/25/37 (d)(i)	19,401	2,813
Class B3, 3.5859% 7/25/37 (d)(i)	21,820	3,055
Class M1, 0.6059% 7/25/37 (d)(i)	25,466	8,913
Class M2, 0.6459% 7/25/37 (d)(i)	14,290	4,430
Class M3, 0.7259% 7/25/37 (d)(i)	14,473	3,763
Class M4, 0.8859% 7/25/37 (d)(i)	27,866	6,131
Class M5, 0.9859% 7/25/37 (d)(i)	24,642	4,928
Class M6, 1.2359% 7/25/37 (d)(i)	31,274	5,317
Series 2007-3:
Class A2, 0.5259% 7/25/37 (d)(i)	124,572	60,928
Class B1, 1.1859% 7/25/37 (d)(i)	107,203	21,055
Class B2, 1.8359% 7/25/37 (d)(i)	274,416	46,513
Class B3, 4.2359% 7/25/37 (d)(i)	142,880	21,089
Class M1, 0.5459% 7/25/37 (d)(i)	94,112	34,859
Class M2, 0.5759% 7/25/37 (d)(i)	98,946	34,027
Class M3, 0.6059% 7/25/37 (d)(i)	160,162	51,636
Class M4, 0.7359% 7/25/37 (d)(i)	253,271	72,714
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Class M5, 0.8359% 7/25/37 (d)(i)	$ 126,256	$ 30,756
Class M6, 1.0359% 7/25/37 (d)(i)	98,601	22,599
Series 2007-4A:
Class A2, 0.7859% 9/25/37 (d)(i)	941,431	480,130
Class B1, 2.7859% 9/25/37 (d)(i)	155,894	18,707
Class B2, 3.6859% 9/25/37 (d)(i)	584,543	64,300
Class M1, 1.1859% 9/25/37 (d)(i)	145,880	36,470
Class M2, 1.2859% 9/25/37 (d)(i)	145,880	29,176
Class M4, 1.8359% 9/25/37 (d)(i)	384,437	61,510
Class M5, 1.9859% 9/25/37 (d)(i)	384,437	53,821
Class M6, 2.1859% 9/25/37 (d)(i)	384,532	49,989
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	4,483,513	130,470
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(d)(j)	12,578,349	817,593
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (d)(i)	102,211	49,077
Class H, 0.8888% 3/15/19 (d)(i)	68,774	29,584
Class J, 1.0888% 3/15/19 (d)(i)	51,667	19,642
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (d)(i)	52,963	27,705
Class E, 0.5388% 3/15/22 (d)(i)	275,033	135,655
Class F, 0.5888% 3/15/22 (d)(i)	168,653	76,582
Class G, 0.6388% 3/15/22 (d)(i)	43,346	18,384
Class H, 0.7888% 3/15/22 (d)(i)	52,963	19,948
Class J, 0.9388% 3/15/22 (d)(i)	52,963	15,591
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	1,224,880	1,253,085
Series 2002-TOP8 Class X2, 2.0834% 8/15/38 (d)(i)(j)	5,302,941	94,798
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (d)(i)(j)	13,091,471	116,661
Series 2004-PWR6 Class X2, 0.6267% 11/11/41 (d)(i)(j)	6,225,449	93,788
Series 2005-PWR9 Class X2, 0.5357% 9/11/42 (d)(i)(j)	31,776,227	405,964
Series 2007-T28 Class A1, 5.422% 9/11/42	642,279	667,090
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (d)(i)	129,743	71,999
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.0852% 5/15/35 (d)(i)(j)	34,718,286	1,258,423
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5688% 11/15/36 (d)(i)	$ 56,376	$ 31,050
Class H, 0.6088% 11/15/36 (d)(i)	45,122	23,211
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (d)	83,657	83,683
Series 2004-C2 Class XP, 0.8725% 10/15/41 (d)(i)(j)	6,892,654	114,197
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4231% 10/15/48 (i)(j)	56,333,057	821,685
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2:
Class A1, 5.064% 4/15/47 (i)	559,185	574,156
Class A2, 5.334% 4/15/47	2,463,000	2,455,349
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5488% 4/15/17 (d)(i)	120,571	75,960
Class E, 0.6088% 4/15/17 (d)(i)	38,383	22,262
Class F, 0.6488% 4/15/17 (d)(i)	21,773	11,104
Class G, 0.7888% 4/15/17 (d)(i)	21,773	10,016
Class H, 0.8588% 4/15/17 (d)(i)	21,773	9,145
Class J, 1.0888% 4/15/17 (d)(i)	16,697	6,345
Series 2005-FL11:
Class F, 0.6888% 11/15/17 (d)(i)	48,563	34,965
Class G, 0.7388% 11/15/17 (d)(i)	33,661	21,543
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,343,469
Series 2004-LBN2 Class X2, 0.8615% 3/10/39 (d)(i)(j)	2,032,696	19,663
Series 2005-LP5 Class XP, 0.3387% 5/10/43 (i)(j)	8,191,127	66,502
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	173,235	174,534
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6635% 12/15/39 (i)(j)	45,122,289	924,127
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (i)(j)	16,475,003	247,565
Series 2003-C3 Class ASP, 1.692% 5/15/38 (d)(i)(j)	13,635,570	118,503
Series 2004-C1 Class ASP, 0.9531% 1/15/37 (d)(i)(j)	10,486,303	117,469
Series 2005-C1 Class ASP, 0.3039% 2/15/38 (d)(i)(j)	14,185,090	97,810
Series 2005-C2 Class ASP, 0.5444% 4/15/37 (d)(i)(j)	11,741,737	139,810
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (d)(i)	$ 236,650	$ 111,226
0.5088% 2/15/22 (d)(i)	84,521	27,047
Class F, 0.5588% 2/15/22 (d)(i)	169,020	49,016
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	655,135	663,122
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,291,493
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0461% 5/15/33 (d)(i)(j)	10,292,451	128,026
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,732,374	1,784,264
Series 2004-C3 Class X2, 0.602% 12/10/41 (i)(j)	7,363,757	79,523
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.9802% 1/5/36 (d)(i)(j)	15,615,079	97,675
Series 2005-GG3 Class XP, 0.879% 8/10/42 (d)(i)(j)	30,223,049	469,041
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	92,649,419	1,074,122
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6816% 6/6/20 (d)(i)	105,970	58,284
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (d)(i)	720,000	612,000
Class D, 0.6116% 3/6/20 (d)(i)	215,000	180,600
Class E, 0.6816% 3/6/20 (d)(i)	360,000	298,800
Class F, 0.7216% 3/6/20 (d)(i)	180,000	147,654
Class G, 0.7616% 3/6/20 (d)(i)	90,000	72,000
Class H, 0.8916% 3/6/20 (d)(i)	150,000	118,500
Class J, 1.0916% 3/6/20 (d)(i)	215,000	165,550
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	475,000	505,978
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	171,488	177,174
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	1,275,000	1,345,202
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	250,530	252,830
Series 2002-C3 Class X2, 1.1342% 7/12/35 (d)(i)(j)	4,475,450	134
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-CB7 Class X2, 0.7678% 1/12/38 (d)(i)(j)	$ 3,130,372	$ 19,099
Series 2003-LN1 Class X2, 0.6554% 10/15/37 (d)(i)(j)	17,121,765	91,869
Series 2004-C1 Class X2, 0.9681% 1/15/38 (d)(i)(j)	2,944,185	26,345
Series 2004-CB8 Class X2, 1.0893% 1/12/39 (d)(i)(j)	3,658,071	38,128
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4688% 11/15/18 (d)(i)	29,217	14,613
Class E, 0.5188% 11/15/18 (d)(i)	41,403	19,880
Class F, 0.5688% 11/15/18 (d)(i)	62,098	27,333
Class G, 0.5988% 11/15/18 (d)(i)	53,970	22,676
Class H, 0.7388% 11/15/18 (d)(i)	41,403	15,740
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (i)	772,802	793,446
Series 2008-C2 Class A1, 5.017% 2/12/51	450,646	460,220
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	3,345,000	3,362,831
Series 2006-C6 Class A1, 5.23% 9/15/39	587,282	600,043
Series 2006-C7 Class A1, 5.279% 11/15/38	251,449	258,374
Series 2007-C1 Class A1, 5.391% 2/15/40 (i)	323,784	332,640
Series 2007-C2 Class A1, 5.226% 2/15/40	269,474	275,196
Series 2002-C7 Class XCP, 0.944% 1/15/36 (d)(i)(j)	6,724,444	1,948
Series 2003-C1 Class XCP, 1.272% 12/15/36 (d)(i)(j)	3,886,333	13,735
Series 2004-C2 Class XCP, 1.0501% 3/15/36 (d)(i)(j)	6,373,742	77,302
Series 2004-C6 Class XCP, 0.5836% 8/15/36 (d)(i)(j)	8,673,840	80,855
Series 2005-C7 Class XCP, 0.3205% 11/15/40 (i)(j)	58,960,313	335,502
Series 2006-C1 Class XCP, 0.3421% 2/15/41 (i)(j)	55,680,894	492,626
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (i)(j)	23,974,011	501,721
Series 2007-C1 Class XCP, 0.4739% 2/15/40 (i)(j)	10,274,564	141,026
Series 2007-C2 Class XCP, 0.5135% 2/15/40 (i)(j)	47,433,770	762,792
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.5408% 7/14/16 (d)(i)(j)	11,666,529	80,318
Series 2001-WM, 6.754% 7/14/16 (d)	1,085,000	1,102,630
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5788% 9/15/21 (d)(i)	145,070	37,993
Class G, 0.5988% 9/15/21 (d)(i)	286,588	51,862
Class H, 0.6388% 9/15/21 (d)(i)	73,934	11,965
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	$ 882,132	$ 881,263
Series 2005-MCP1 Class XP, 0.5371% 6/12/43 (i)(j)	11,119,591	191,717
Series 2005-MKB2 Class XP, 0.1113% 9/12/42 (i)(j)	4,622,439	34,141
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	330,669	338,540
Series 2007-8 Class A1, 4.622% 8/12/49	585,762	599,333
Series 2007-9 Class A2, 5.59% 9/12/49	952,000	953,582
Series 2006-4 Class XP, 0.6226% 12/12/49 (i)(j)	20,088,722	420,204
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.438% 7/15/19 (d)(i)	104,414	12,530
Series 2007-XCLA Class A1, 0.438% 7/17/17 (d)(i)	337,108	131,472
Series 2007-XLCA Class B, 0.7388% 7/17/17 (d)(i)	197,763	8,899
Series 2007-XLFA:
Class D, 0.428% 10/15/20 (d)(i)	84,694	18,633
Class E, 0.488% 10/15/20 (d)(i)	105,926	15,889
Class F, 0.538% 10/15/20 (d)(i)	63,569	7,628
Class G, 0.578% 10/15/20 (d)(i)	78,581	8,644
Class H, 0.668% 10/15/20 (d)(i)	49,464	1,484
Class J, 0.818% 10/15/20 (d)(i)	56,462	1,129
Class MHRO, 0.928% 10/15/20 (d)(i)	22,048	2,425
Class MJPM, 1.238% 10/15/20 (d)(i)	7,501	675
Class MSTR, 0.938% 10/15/20 (d)(i)	13,611	1,906
Class NHRO, 1.128% 10/15/20 (d)(i)	32,202	3,220
Class NSTR, 1.088% 10/15/20 (d)(i)	12,676	1,521
sequential payer:
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (d)(i)(j)	5,217,543	75,871
Series 2006-HQ8 Class A1, 5.124% 3/12/44	61,510	61,721
Series 2006-T23 Class A1, 5.682% 8/12/41	398,905	408,044
Series 2007-HQ11 Class A1, 5.246% 2/12/44	578,573	594,645
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,425,000	2,433,514
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (d)(i)(j)	12,134,174	126,136
Series 2005-HQ5 Class X2, 0.2095% 1/14/42 (i)(j)	11,675,756	71,047
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (d)(i)(j)	11,474,345	233,085
Series 2005-TOP17 Class X2, 0.5764% 12/13/41 (i)(j)	8,396,186	133,737
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (d)(i)	$ 269,743	$ 12,138
Class D, 0.9388% 7/17/17 (d)(i)	126,510	5,693
Class E, 1.0388% 7/17/17 (d)(i)	103,244	4,646
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.331% 3/12/35 (d)(i)(j)	9,189,484	145,485
Series 2003-TOP9 Class X2, 1.4359% 11/13/36 (d)(i)(j)	5,194,394	82,450
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.7082% 4/4/27 (i)	1,920,000	1,982,106
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (d)(i)	29,767	29,172
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (d)(i)	161,978	137,612
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (d)(i)	176,861	74,029
Class F, 0.585% 8/11/18 (d)(i)	238,334	90,514
Class G, 0.605% 8/11/18 (d)(i)	225,785	80,345
Class J, 0.845% 8/11/18 (d)(i)	50,198	10,553
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (d)(i)	11,855	2,371
Class AP2, 1.0388% 6/15/20 (d)(i)	19,414	2,912
Class F, 0.7188% 6/15/20 (d)(i)	376,985	67,857
Class LXR2, 1.0388% 6/15/20 (d)(i)	257,008	25,701
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,278,778	2,298,576
Series 2004-C14 Class A2, 4.368% 8/15/41	1,396,500	1,395,922
Series 2007-C30 Class A1, 5.031% 12/15/43	522,528	533,436
Series 2007-C31 Class A1, 5.14% 4/15/47	301,154	307,462
Series 2005-C18 Class XP, 0.3227% 4/15/42 (d)(i)(j)	16,496,202	129,103
Series 2005-C20 Class A3SF, 0.375% 7/15/42 (i)	1,245,666	1,209,700
Series 2006-C23 Class X, 0.0803% 1/15/45 (d)(i)(j)	241,974,003	926,494
Series 2007-C30 Class XP, 0.4339% 12/15/43 (d)(i)(j)	47,830,590	730,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $66,032,884)		58,575,620
Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount	Value
Ontario Province 1.875% 11/19/12 (Cost $3,743,138)	$ 3,750,000	$ 3,770,378
Certificates of Deposit - 0.8%

BNP Paribas SA yankee 0.84% 2/16/10	1,500,000	1,501,946
Lloyds TSB Bank PLC yankee 0.83% 2/12/10	4,000,000	4,004,596
Royal Bank of Canada New York Branch yankee 2.25% 3/15/13	4,782,000	4,791,880
TOTAL CERTIFICATES OF DEPOSIT (Cost $10,279,277)		10,298,422
Commercial Paper - 0.6%

Landesbank Hessen-Thuringen yankee 0.65% 5/25/10	4,000,000	3,992,139
UniCredito Italiano Bank (Ireland) PLC yankee 0.795% 3/4/10	4,000,000	3,997,034
TOTAL COMMERCIAL PAPER (Cost $7,978,986)		7,989,173
Cash Equivalents - 1.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) # (Cost $23,148,000)	$ 23,148,107	23,148,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,255,739,989)		1,254,700,571
NET OTHER ASSETS - (0.9)%		(11,554,432)
NET ASSETS - 100%		$ 1,243,146,139
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
72 Eurodollar 90 Day Index Contracts	Dec. 2009	$ 71,948,250	$ 193,063
72 Eurodollar 90 Day Index Contracts	March 2010	71,930,700	200,021
47 Eurodollar 90 Day Index Contracts	June 2010	46,938,313	122,649
47 Eurodollar 90 Day Index Contracts	Sept. 2010	46,909,525	123,811
TOTAL EURODOLLAR CONTRACTS			$ 639,544
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (h)

	Oct. 2034	$ 107,490	$ (86,241)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	105,811	(99,903)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004- NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	79,456	(59,427)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004- NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	95,697	(72,767)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)

	April 2032	$ 31,876	$ (18,726)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (h)	March 2034	73	0
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	1,009	(929)
		$ 421,412	$ (337,993)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $136,897,439 or 11.0% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $49,038,636 or 3.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $225,045.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/ performance risk.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,761,613 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,898,686
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$23,148,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 4,531,141
J.P. Morgan Securities, Inc.	2,265,571
Mizuho Securities USA, Inc.	8,269,333
RBC Capital Markets Corp.	152,457
UBS Securities LLC	7,929,498
$ 23,148,000
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 337,734,176	$ -	$ 337,734,176	$ -
U.S. Government and Government Agency Obligations	508,705,446	-	508,705,446	-
U.S. Government Agency - Mortgage Securities	104,318,810	-	104,318,810	-
Asset-Backed Securities	136,505,148	-	127,646,086	8,859,062
Collateralized Mortgage Obligations	63,655,398	-	60,830,431	2,824,967
Commercial Mortgage Securities	58,575,620	-	49,962,582	8,613,038
Foreign Government and Government Agency Obligations	3,770,378	-	3,770,378	-
Certificates of Deposit	10,298,422	-	10,298,422	-
Commercial Paper	7,989,173	-	7,989,173	-
Cash Equivalents	23,148,000	-	23,148,000	-
Total Investments in Securities:	$ 1,254,700,571	$ -	$ 1,234,403,504	$ 20,297,067
Derivative Instruments:
Assets
Futures Contracts	$ 639,544	$ 639,544	$ -	$ -
Liabilities
Swap Agreements	$ (337,993)	$ -	$ (59,427)	$ (278,566)
Total Derivative Instruments:	$ 301,551	$ 639,544	$ (59,427)	$ (278,566)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 9,550,559
Total Realized Gain (Loss)	(229,555)
Total Unrealized Gain (Loss)	1,323,248
Cost of Purchases	2,288
Proceeds of Sales	(1,529,131)
Amortization/Accretion	(132,870)
Transfers in/out of Level 3	(125,477)
Ending Balance	$ 8,859,062
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 297,563
Collateralized Mortgage Obligations
Beginning Balance	$ 1,045,867
Total Realized Gain (Loss)	8,112
Total Unrealized Gain (Loss)	1,193,454
Cost of Purchases	-
Proceeds of Sales	(16,430)
Amortization/Accretion	7,842
Transfers in/out of Level 3	586,122
Ending Balance	$ 2,824,967
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 1,053,205
Commercial Mortgage Securities
Beginning Balance	$ 8,624,355
Total Realized Gain (Loss)	44,314
Total Unrealized Gain (Loss)	626,915
Cost of Purchases	-
Proceeds of Sales	(419,383)
Amortization/Accretion	(70,481)
Transfers in/out of Level 3	(192,682)
Ending Balance	$ 8,613,038
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 540,087
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (202,406)
Total Unrealized Gain (Loss)	(5,200)
Transfers in/out of Level 3	(70,960)
Ending Balance	$ (278,566)
Realized gain (loss) on Swap Agreements for the period	$ 2,414
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at November 30, 2009	$ (6,682)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,254,239,826. Net unrealized appreciation aggregated $460,745, of which $29,372,243 related to appreciated investment securities and $28,911,498 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $421,412 representing 0.03% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010